As filed with the Securities and Exchange Commission on [_________, 2013]

Registration No. 333-185875

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _ 2 _	[X]

Post-Effective Amendment No. __	[ ]
(Check appropriate box or boxes)

NORTHERN LIGHTS FUND TRUST III

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, NE 68130

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (402) 895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP 41 South High Street, 17th Floor Columbus, Ohio 43215 614-469-3265 (phone) 614-469-3361 (fax)	James P. Ash, Gemini Fund Services, LLC 80 Arkay Drive Hauppauge, New York 11788 (631) 470-2600

Title of Securities Being Registered: Shares of beneficial interest, no par value per share, of the Marathon Value Portfolio

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

COMBINED PROXY STATEMENT AND PROSPECTUS

FOR THE REORGANIZATION OF

Marathon Value Portfolio

(a series of Unified Series Trust)

INTO

Marathon Value Portfolio

(a series of Northern Lights Fund Trust III)

And

STATEMENT OF ADDITIONAL INFORMATION

TO COMBINED PROXY STATEMENT AND PROSPECTUS

[___________], 2013

Marathon Value Portfolio

Spectrum Advisory Services, Inc.

c/o Huntington Asset Services, Inc.

2960 N. Meridian Street Suite 300

Indianapolis, Indiana 46208

[___________], 2013

Dear Shareholder,

We are sending this information to you because you are a shareholder of the Marathon Value Portfolio (the “Existing Fund”), a series of the Unified Series Trust.  We are pleased to announce that after careful consideration, Spectrum Advisory Services, Inc. (“Spectrum”), the Existing Fund’s investment adviser, recommended, and the Board of Trustees of Unified Series Trust approved, the reorganization of the Existing Fund into a new series (“New Fund”) of Northern Lights Fund Trust III (the “Reorganization”).  The proposed Reorganization will not result in a change in the investment adviser to the Existing Fund, or any change to the Existing Fund’s investment objective, strategies, investment policies, or its expense ratio.

A Special Meeting of Shareholders of the Existing Fund is to be held at [___]Central time on [February 21], 2013, at 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208, where shareholders of the Existing Fund will be asked to vote on the Reorganization of the Existing Fund into the New Fund.  A Combined Proxy Statement and Prospectus (the “Proxy Statement”) regarding the meeting, a proxy card for your vote at the meeting, and a postage-prepaid envelope in which to return your proxy card are enclosed.  Also enclosed is the Statement of Additional Information to the Proxy Statement, which should be read in conjunction with the Proxy Statement and provides additional information about the Reorganization.

As further explained in the enclosed Proxy Statement, upon satisfaction of the conditions set forth in the Agreement and Plan of Reorganization and Termination, your current shares in the Marathon Value Portfolio will be exchanged for shares of a new series of Northern Lights Fund Trust III at the closing of the Reorganization.  This exchange is expected to be a tax-free exchange for shareholders. You may purchase and redeem shares of the Existing Fund in the ordinary course until the last business day before the closing.  Purchase and redemption requests received after that time will be treated as purchase and redemption requests for shares of the New Fund received in connection with the Reorganization.

The Reorganization will also not result in any increase in the management fees payable by the New Fund as compared to the management fees that are currently paid by the Existing Fund nor in any increase in the expense ratio for the New Fund as compared to the Existing Fund.  No sales loads, commissions or other transactional fees will be imposed on shareholders in connection with the tax-free exchange of their shares.

If Existing Fund shareholders approve the Reorganization, the Reorganization will take effect on or about [February 22], 2013.  At that time, the shares of the Existing Fund that you currently own would, in effect, be exchanged on a tax-free basis for shares of the New Fund with the same aggregate value, as follows:

Unified Series Trust		Northern Lights Fund Trust III
Existing Fund	à	New Fund

The Board of Trustees of Unified Series Trust, on behalf of the Existing Fund, has approved the proposed Reorganization, at the request of Spectrum, subject to approval by the Existing Fund’s shareholders.

Likewise, the Board of Trustees of Northern Lights Fund Trust III has authorized the formation of the New Fund and approved an investment advisory agreement with Spectrum to serve as the New Fund’s investment adviser.

More information on the New Fund, reasons for the proposed Reorganization and benefits to the Existing Fund’s shareholders is contained in the enclosed Proxy Statement.  You should review the Proxy Statement carefully and retain it for future reference.  Shareholder approval is required to effect the Reorganization, which is expected to close on or about [ [February 22_], 2013.

Sincerely,

Spectrum Advisory Services, Inc.

UNIFIED SERIES TRUST

Marathon Value Portfolio

c/o Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, Indiana 46208

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD [February 21], 2013.

To the Shareholders of the Marathon Value Portfolio:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Special Meeting”) of the Marathon Value Portfolio (the “Existing Fund”), a series of Unified Series Trust, is to be held at [____] Central time on [February 22], 2013, at Huntington Asset Services, Inc., 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208.

The Special Meeting is being held to consider an Agreement and Plan of Reorganization and Termination (the “Plan”) providing for the transfer of all of the assets of the Existing Fund to the new Marathon Value Portfolio (the “New Fund”), a series of Northern Lights Fund Trust III.  The New Fund is a newly created series of Northern Lights Fund Trust III.

The transfer effectively would be an exchange of your shares of the Existing Fund for shares of the New Fund, which would be distributed pro rata by the Existing Fund to holders of its shares in complete liquidation of the Existing Fund, and the New Fund’s assumption of the Existing Fund’s liabilities as follows:

Unified Series Trust		Northern Lights Fund Trust III
Existing Fund	à	New Fund

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof.  Holders of record of the shares of beneficial interest in the Existing Fund as of the close of business on [January 17], 2013, are entitled to vote at the Special Meeting or any adjournments or postponements thereof.

If the necessary quorum to transact business or the vote required to approve the plan is not obtained at the Special Meeting, or if a quorum is obtained but sufficient votes required to approve the Plan are not obtained, the persons named as proxies on the enclosed proxy card may propose one or more adjournments of the Special Meeting to permit, in accordance with applicable law, further solicitation of proxies with respect to the proposal.  Whether or not a quorum is present, any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the shares represented at that meeting, either in person or by proxy.  The meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice, unless a new record date is established for the adjourned meeting and the adjourned meeting is held more than 60 days from the date set for the original meeting.  The persons designated as proxies may use their discretionary authority to vote  on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the Securities and Exchange Commission (the “SEC”), including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

By order of the Board of Trustees of Unified Series Trust,

Tara Pierson, Secretary

[______________], 2013

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on [February 21], 2013 or any adjournment or postponement thereof.  This Notice and Combined Proxy Statement and Prospectus are available on the internet at www.marathonvalue.com. On this website, you will be able to access this Notice, the Combined Proxy Statement and Prospectus, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders.  We encourage you to access and review all of the important information contained in the proxy materials before voting.

IMPORTANT — We urge you to sign and date the enclosed proxy card and return it in the enclosed addressed envelope, which requires no postage and is intended for your convenience. You also may vote in person at the time and at the address indicated on your proxy card; through the internet, by visiting the website address on your proxy card; or by telephone, by using the toll-free number on your proxy card. Your prompt vote may save the Marathon Value Portfolio the necessity of further solicitations to ensure a quorum at the Special Meeting.

UNIFIED SERIES TRUST

Marathon Value Portfolio

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, Indiana 46208

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated: [___________], 2013

Question:  What is this document and why did you send it to me?

Answer:  The attached document is a proxy statement for the Marathon Value Portfolio(the “Existing Fund”), a series of Unified Series Trust (“UST”), and a prospectus for shares of the new Marathon Value Portfolio (the “New Fund”), a newly created series of Northern Lights Fund Trust III (“NLFT”).  The purpose of this Combined Proxy Statement and Prospectus (the “Proxy Statement”) is to solicit votes from shareholders of the Existing Fund to approve the proposed reorganization of the Existing Fund into the New Fund (the “Reorganization”) as described in the Agreement and Plan of Reorganization and Termination between UST and NLFT(the “Plan”).

The Proxy Statement contains information that shareholders of the Existing Fund should know before voting on the Reorganization.  The Proxy Statement should be reviewed and retained for future reference.

Question:  What is the purpose of the Reorganization?

Answer:  The primary purpose of the Reorganization is to move the Existing Fund from UST to NLFT.  As a series of UST, the Existing Fund retains various service providers who provide an array of services to all series of UST.  These services include custody, administration, accounting, transfer agency, distribution and compliance.  Spectrum Advisory Services, Inc. (“Spectrum”), the investment adviser to the Existing Fund, has determined that the Existing Fund could benefit from the services currently provided to series of NLFT and, therefore, has recommended that the Existing Fund be reorganized as a series of NLFT.  Some of the benefits Spectrum anticipates shareholders could receive include a 0.05% decrease in the expense ratio of the New Fund as compared to the existing Fund(after taking into account Spectrum’s contractual agreement to limit the New Fund’s expenses).

Currently, third party services are provided to UST by Huntington National Bank (custody), Huntington Asset Services, Inc. (administration, fund accounting and transfer agency), and Unified Financial Securities, Inc. (distribution).  Following the Reorganization, Huntington National Bank will continue as the New Fund’s custodian.  However, other third party services are provided to NLFT by Gemini Fund Services, LLC (“Gemini”) (administration, fund accounting and transfer agency) and Northern Lights Distributors, LLC (“NLD”) (distribution) (affiliate of Gemini).  In addition to changes in these third party service arrangements, the New Fund will be overseen by a different Board of Trustees.

Spectrum, the current investment adviser to the Marathon Value Portfolio, recommends that the Existing Fund be reorganized as a series of NLFT.

Question:  How will the Reorganization work?

Answer:  In order to reorganize the Existing Fund as a series of NLFT, a substantially similar fund, referred to as the “New Fund,” has been created as a new series of NLFT.  If shareholders of the Existing Fund approve the Plan, the Existing Fund will transfer all of its assets to the New Fund in return for shares of the New Fund and the New Fund’s assumption of the Existing Fund’s liabilities.  The Existing Fund will then distribute the shares it receives from the New Fund to shareholders of the Existing Fund.

Immediately after the Reorganization, each shareholder will hold the same number of shares of the New Fund, with the same net asset value per share and total value, as the shares of the Existing Fund that he or she held immediately prior to the Reorganization.  Subsequently, the Existing Fund will be liquidated.

Please refer to the Proxy Statement for a detailed explanation of the proposal.  If the Plan is approved by shareholders of the Existing Fund at the Special Meeting of Shareholders (the “Special Meeting”), the Reorganization presently is expected to be effective on or about [February 22], 2013.

Question:  How will the Reorganization affect me as a shareholder?

Answer:  If you are a shareholder of the Existing Fund, you will become a shareholder of the New Fund.  The shares of the New Fund that you receive immediately following the Reorganization will havea total net asset value equal to the total net asset value of the shares you held in the Existing Fund as of the closing date of the Reorganization.  The Reorganization will not affect the value of your investment at the time of the Reorganization.  The Reorganization is expected to be tax-free to the Existing Fund and its shareholders.

The Reorganization will not shift day-to-day portfolio management responsibility.  By engaging Spectrum to manage the New Fund, the current investment adviser to the Existing Fund, the New Fund will continue to use the same portfolio management team that has been responsible for the Existing Fund since its inception.  The investment objective and strategies of the New Fund will be the same as those of the Existing Fund.

The Reorganization will affect other services currently provided to the Existing Fund.  NLD will be the distributor and principal underwriter of the New Fund’s shares; Unified Financial Securities, Inc. currently serves as the distributor and principal underwriter of the Existing Fund’s shares.  The New Fund will engage Gemini as its transfer agent; Huntington Asset Services, Inc. (“Huntington”) currently serves as its transfer agent.  Gemini will also provide administration services and fund accounting for the New Fund; Huntington currently provides administration services and fund accounting for the Existing Fund.  However, Huntington National Bank, which currently serves as custodian to the Existing Fund, will also serve as custodian to the New Fund.

The Reorganization will move the assets of the Existing Fund from UST, which is an Ohio business trust, to the New Fund, a series of NLFT, which is organized as a Delaware statutory trust.  Therefore, as a result of the Reorganization, the New Fund will operate under the supervision of a different Board of Trustees.

Question:  Who will manage the New Fund?

Answer:  Spectrum will continue to be responsible for overseeing the management of the New Fund, and the portfolio managers who are primarily responsible for the day-to-day portfolio management of the Existing Fund will manage the New Fund.  Spectrum is an experienced provider of investment advisory services to institutional and retail investors, with over $441 million in assets under management, including the assets of the Existing Fund, as of October 31, 2012.  The Marathon Value Portfolio is the only mutual fund that Spectrum currently advises.

Question:  How will the Reorganization affect the fees and expenses I pay as a shareholder of the Marathon Value Portfolio?

Answer:  The Reorganization will result in a 0.05% decrease in the management fees payable by the New Fund to Spectrum as compared to the management fees currently paid to Spectrum by the Existing Fund (after taking into account Spectrum’s contractual agreement to limit the New Fund’s expenses).  This means that the Reorganization will result in a 0.05% decrease in the expense ratio for the New Fund as compared to the Existing Fund under its current management contract with Spectrum and the Expense Cap (defined below) that is in place through February 28, 2013.  The total annual fund operating expenses of the Existing Fund as of the period ended October 31, 2012 are [___]% of its average daily net assets before the application of the current fee waiver and expense reimbursement agreement, and 1.25% after fee waivers and expense reimbursements (the “Expense Cap”).

The Expense Cap operates as follows: Spectrum has contractually agreed to waive its fee or reimburse the Existing Fund for its expenses (excluding brokerage fees and commissions; taxes; borrowing costs, such as dividend expenses on securities sold short; extraordinary or non-recurring expenses; and any 12b-1 fees) through February 28, 2013.  Spectrum will contractually agree to a new expense cap for the New Fund through October 31, 2014, to the extent necessary so that total annual fund operating expenses of the New Fund do not exceed the annual rate of 1.20%, excluding brokerage fees and commissions; taxes; borrowing costs, such as dividend expenses on securities sold short; extraordinary or non-recurring expenses; any indirect expenses, such as fees and expenses of other investment companies in which the Fund may invest; and any 12b-1 fees (“New Expense Cap”).

Question:  Will the Reorganization result in any taxes?

Answer:  Neither the Marathon Value Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization, and UST and NLFT expect to receive a tax opinion confirming this position.  Shareholders should consult their tax adviser about possible state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganization only.

Question:  Will I be charged a sales charge or contingent deferred sales charge (CDSC) as a result of the Reorganization?

Answer:  No sales loads, commissions or other transactional fees will be imposed on shareholders in connection with the Reorganization.

Question:  Why do I need to vote?

Answer:  Your vote is needed to ensure that sufficient votes are present at the Special Meeting so that the proposal can be acted upon.  Your immediate response on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote, which would result in additional expenses.  Your vote is very important to us regardless of the number of shares you own.

Question:  How does the Board of Trustees of UST (the “Board”) recommend that I vote?

Answer:  After careful consideration and upon recommendation of Spectrum, the Board unanimously recommends that shareholders vote “FOR” the Plan.

Question:  Who is paying for expenses related to the Special Meeting and the Reorganization?

Answer:  Spectrum will pay all direct costs relating to the Reorganization, including the costs relating to the Special Meeting and the Proxy Statement.

Question:  What will happen if the Plan is not approved by shareholders?

Answer:  The Reorganization of the Marathon Value Portfolio into a series of NLFT is contingent on the completion of the Plan.  Thus, if shareholders of the Existing Fund do not approve the Plan, the Fund will not be reorganized as a series of NLFT and will remain a series of UST.

Question:  How do I vote my shares?

Answer:  You can vote your shares by mail, telephone or internet by following the instructions on the enclosed proxy card.  You may also vote your shares in person by attending the meeting in person on [February 21, 2013] at the offices of The Huntington National Bank, 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208

Question:  Who do I call if I have questions?

Answer:  If you have any questions about the Reorganization, Plan, Proxy Statement or the proxy card, please do not hesitate to call 1-800-___-____.

COMBINED PROXY STATEMENT/PROSPECTUS

[__________], 2013

FOR THE REORGANIZATION OF

MARATHON VALUE PORTFOLIO

A series of Unified Series Trust

c/o Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, Indiana 46208

(800) 551-3998

IN EXCHANGE FOR SHARES OF

MARATHON VALUE PORTFOLIO

A series of Northern Lights Fund Trust III

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska  68130

(800) ___-____

This Combined Proxy Statement and Prospectus (the “Proxy Statement”) is being furnished to shareholders of the existing Marathon Value Portfolio (the “Existing Fund”), a series of the Unified Series Trust (“UST”), in connection with an Agreement and Plan of Reorganization and Termination (the “Reorganization Agreement”) by and between UST, on behalf of the Existing Fund, and Northern Lights Fund Trust III (“NLFT”), on behalf of the new Marathon Value Portfolio (the “New Fund”), a new series of NLFT, for use at a Special Meeting of Shareholders (the “Special Meeting”) of the Existing Fund, at the offices of Huntington Asset Services, Inc., 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208 on [February 21], 2013, at [_____] Central time.

The Reorganization Agreement provides for the reorganization of the Existing Fund into the New Fund (the “Reorganization”).  UST is an open-end investment management company organized as an Ohio business trust.  NLFT is an open-end investment management company, organized as a Delaware statutory trust.  Spectrum Advisory Services, Inc. (“Spectrum”) is the investment adviser to the Existing Fund.  The Board of NLFT has approved an investment advisory agreement with Spectrum to provide investment advisory and portfolio management services to the New Fund following the Reorganization.

This Proxy Statement contains information you should know before voting on the proposed Reorganization.  Please read this Proxy Statement and keep it for future reference.  If you need additional copies of this Proxy Statement, please contact the Existing Fund at (800) 788-6086 or in writing at Spectrum Advisory Services, Inc., c/o Huntington Asset Services, Inc., 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208.  Additional copies of this Proxy Statement will be delivered to you promptly upon request.  For a free copy of the Marathon Value Portfolio’s annual report for the fiscal year ended October 31, 2012, please contact the Marathon Value Portfolio at (800) 778-6086, at www.marathonvalue.com, or in writing at Huntington Asset Services, Inc., 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208.

How the Reorganization Will Work:

•	The Existing Fund will transfer all of its assets and liabilities to the New Fund.

•

The New Fund will issue that number of shares of beneficial interest to the Existing Fund in an amount that will equal, in aggregate net asset value, the aggregate net asset value of the shares of the Existing Fund on the last business day preceding the closing of the Reorganization.

•

The New Fund will open accounts for the Existing Fund shareholders, crediting the shareholders, in exchange for their shares of the Existing Fund, with that number of full and fractional shares of the New Fund that are equivalent in aggregate net asset value to the aggregate net asset value of the shareholders’ shares in the Existing Fund at the time of the Reorganization.

•	UST will then terminate the Existing Fund.

Spectrum and the Board of Trustees of UST (the “Board”) carefully considered the proposed Reorganization, and, after careful consideration, the Board approved the Reorganization.  A copy of the form of the Reorganization Agreement is attached to this Proxy Statement as Appendix A.  As further described later in this Proxy Statement, the Reorganization Agreement is required to be approved by a majority of the outstanding shares of the Existing Fund, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”).  Accordingly, shareholders of the Existing Fund are being asked to vote on and approve the Reorganization Agreement.

The Existing Fund’s Prospectus dated February 28, 2012 and Annual Report to Shareholders for the fiscal year ended October 31, 2012, containing audited financial statements, have been previously mailed to shareholders.  Copies of these documents are available upon request and without charge by writing to UST, through the Internet at www.marathonvalue.comor by calling (800) 788-6086.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference in this Proxy Statement:

•

The Prospectus and Statement of Additional Information for the Existing Fund dated February 28, 2012, are incorporated by reference to Post-Effective Amendment No. 220to UST’s Registration Statement on Form N-1A (File No. 811-21237), filed with the SEC on February 29, 2012.

•

The audited financial statements of the Existing Fund dated October 31, 2012, are incorporated by reference to the Annual Report of the Fund for the fiscal year ended October 31, 2012, filed on Form N-CSR (File No. 811- 21237) with the SEC on [January 9], 2013.

This Proxy Statement will be mailed on or about [_________], 2013 to shareholders of record of the Existing Fund as of [January 17],  2013 (the “Record Date”).

Copies of these materials and other information about NLFT, the Existing Fund and the New Fund are available upon request and without charge by writing to the address below or by calling the telephone numbers listed as follows:

For inquiries regarding the Existing Fund:	For inquiries regarding the New Fund or NLFT:
MARATHON VALUE PORTFOLIO c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208 (800) 788-6086 www.marathonvalue.com	MARATHON VALUE PORTFOLIO c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130 (800) ___-____ www.marathonvalue.com

Shareholder approval is required to effect the Reorganization.  The Special Meeting is scheduled for [February 21], 2013.  If you are unable to attend the Special Meeting, please complete and return the enclosed Proxy Card by [_________], 2013.

The SEC has not approved or disapproved of the Marathon Value Portfolio’s shares to be issued in the Reorganization nor has it passed on the accuracy or adequacy of this Proxy Statement.  Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund.

_____________________________________

Table of Contents

SUMMARY	__
PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION	__
INFORMATION ABOUT THE REORGANIZATION	__
ADDITIONAL INFORMATION ABOUT THE REORGANIZATION	__
VOTING INFORMATION	__
LEGAL MATTERS	__
EXPERTS	__
OTHER MATTERS	__

SUMMARY

The following is a summary of more complete information appearing later in this Proxy Statement or incorporated herein.  You should read carefully the entire Proxy Statement, including the Reorganization Agreement, the form of which is attached as Appendix A, because it contains details that are not in the summary.

Your Fund, Marathon Value Portfolio (the “Existing Fund”), is a series of Unified Series Trust (“UST”), an Ohio business trust. Under the Reorganization Agreement, your Fund would be reorganized into a newly created series (the “New Fund”) of Northern Lights Fund Trust III (“NLFT”), a Delaware statutory trust (the “Reorganization”).The New Fund, also named Marathon Value Portfolio, was created solely for the purpose of acquiring and carrying on the business of the Existing Fund and will not engage in any operations prior to the Reorganization other than in connection with organizational activities.  If the Existing Fund’s shareholders approve the Reorganization Agreement, the Existing Fund will transfer all of its assets to the New Fund in exchange for shares of the New Fund and the New Fund’s assumption of the Existing Fund’s liabilities. The Reorganization Agreement further provides that the Existing Fund will then distribute the shares received from the New Fund to the Existing Fund’s shareholders and then terminate.  As a result, the total value of the shares held by a shareholder of the Existing Fund immediately prior to the Reorganization will be equal to the number and total value of the shares that the shareholder will receive from the New Fund. Assuming the Reorganization Agreement is approved by shareholders, the Reorganization is expected to take place [February 22, 2013], although that date may be adjusted in accordance with the terms of the Reorganization Agreement.

The Reorganization is expected to be a tax-free reorganization for federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  For information on the tax consequences of the Reorganization, see the sections entitled “Summary – Federal Income Tax Consequences of the Reorganization” and “Information About the Reorganization – Federal Income Tax Consequences” in this Proxy Statement.

The Board has fixed the close of business on [January 17], 2013 as the record date for the determination of shareholders entitled to notice of and to vote at the Special Meeting and any adjournments thereof.  In considering whether to approve the Reorganization, you should review the information in this Proxy Statement.

PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

The Proposal requests your approval of the Reorganization of the Existing Fund into the New Fund.  In considering whether to approve the Proposal, please review the following information.

 Comparison of the Existing Fund to the New Fund

The Existing Fund and the New Fund have the same investment objective and strategies, which are presented in the table below.  The New Fund has been created as a new series of NLFT solely for the purpose of acquiring the Existing Fund’s assets and continuing its business investment strategy and will not conduct any investment operations until after the closing of the Reorganization.

	Existing Marathon Value Portfolio	New Marathon Value Portfolio
Form of Organization	A diversified series of UST, an open-end management investment company organized as an Ohio business trust.	A diversified series of NLFT, an open-end management investment company organized as a Delaware statutory trust.
Differences in Form of Organization

The differences between an Ohio business trust and a Delaware statutory trust are negligible with regard to the operations of the Fund.  The most significant difference between the two Trusts is that each is overseen by a completely different Boards of Trustees.

Net Assets as of [October 31, 2012]	$ [ 50,356,512] ]	N/A
Investment Adviser and Portfolio Managers

The Existing Fund and the New Fund share the same investment adviser and portfolio manager:

Investment Adviser:  Spectrum Advisory Services, Inc. (“Spectrum”)

Portfolio Manager: Marc S. Heilweil, President

Investment Objective

The Existing Fund and the New Fund share the same investment objective:

The investment objective of the Marathon Value Portfolio is to provide shareholders with long-term capital appreciation in a well-diversified portfolio.

Primary Investments

The portfolio holdings of the New Fund immediately following the Reorganization will be identical to the portfolio holdings of the Existing Fund immediately before the Reorganization.  There will be no difference in the manner in which the New Fund will be managed.

Investment Strategies and Process

The investment strategies and processes of the Existing Fund and the New Fund (in this section, collectively, the “Fund”) are exactly the same, and are as follows.

The Fund invests primarily in common and preferred stocks (including common stock equivalents such as rights and warrants) of U.S. companies that have potential “value” in the advisor’s judgment. The Fund will invest in shares of companies that Spectrum believes will appreciate in value over time and that are either underpriced or reasonably priced in relation to their worth as a business. The Fund may purchase stock of a company that is labeled a “growth” company, provided that Spectrum believes that the company’s stock is selling at a reasonable price relative to its value. Spectrum intends for the Fund to provide investors with exposure to a wide number of industries. Spectrum’s decision to purchase a stock is made without regard to the market capitalization of the company or its weighting in any market index. The Fund may invest in companies of any market capitalization, which includes large-, mid-, and small-cap securities.

In valuing a company, Spectrum takes a long-term approach, with an emphasis on management strength and the fundamental profitability of the company’s business. The Fund may also purchase a company’s stock if the advisor’s assessment of the private market value of the company (i.e., the price at which knowledgeable buyers and sellers would exchange a comparable business) exceeds, by a material amount, the price of the security.

The Fund also may invest in debt securities of any maturity, convertible debt securities, exchange-traded funds (ETFs), real estate investment trusts (REITs), options and convertible preferred stocks. The Fund may also invest in leveraged or inverse ETFs. The Fund may invest in lower-rated debt securities of a company if Spectrum believes that the company’s junk bonds offer more potential for participating in the company’s long-term prospects than could be achieved by investing in the company’s other available securities. The Fund may invest up to 5% of its assets in junk bonds rated at the time of purchase BB/Ba or lower by S&P or Moody’s or, unrated, but determined to be of comparable quality by Spectrum. The Fund may retain securities that are subsequently downgraded or in default, or Spectrum may sell them in an orderly manner. The Fund also may invest up to 15% of its assets, measured at the time of purchase, in equity or debt securities of foreign issuers, directly or through American Depositary Receipts (“ADRs”). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national markets and currencies.

The Fund intends to remain substantially invested in shares of common stock and preferred stock and other equity securities. If, however, Spectrum believes that sufficient investment opportunities that meet the Fund’s investment criteria are not available the Fund may invest up to 20% of its total assets in money market funds, investment grade money market instruments, fixed income securities (including corporate bonds or notes, U.S. government or government agency securities and mortgage-backed securities), repurchase agreements, commercial paper and cash equivalents. As a result of holding cash or cash equivalents, the Fund may be able to meet shareholder redemptions without selling stocks and realizing gains and losses. However, the Fund may not achieve its investment objective when holding a substantial cash position.

Temporary Strategies

Both the Existing Fund and the New Fund (in this section, collectively, the “Fund”) may use the same temporary strategies, as follows:

If Spectrum believes that sufficient investment opportunities that meet the Fund’s investment criteria are not available the Fund may invest up to 20% of its total assets in money market funds, investment grade money market instruments, fixed income securities (including corporate bonds or notes, U.S. government or government agency securities and mortgage-backed securities), repurchase agreements, commercial paper and cash equivalents.

Distribution

Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208, is the exclusive agent for distribution of shares of the Existing Fund. A Trustee of UST is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor), and certain officers of UST are officers of the Distributor. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor and Huntington are controlled by Huntington Bancshares, Inc.

Northern Lights Distributors, LLC, 17605 Wright Street, Omaha, Nebraska  68130(“NLD”), serves as the Fund’s principal underwriter in a continuous public offering of the New Fund’s shares.  NLD is affiliated with Gemini Funds, LLC (“Gemini”), which will provide transfer agent, administrative and fund accounting services to the New Fund.

Buying Shares

Initial Investment

The minimum initial investment for all account types is $2,500.

Initial purchases of Existing Fund shares may executed through the mail or by wire.

By Mail - To be in proper form, your initial purchase request must include:

•

a completed and signed investment application form; and

•

a personal check with name pre-printed (subject to the minimum amount) made payable to the Existing Fund;

Mail the completed application and check to Marathon Value Portfolio,

c/o: Huntington Asset Services, Inc.,

P.O. Box 6110.

Indianapolis, IN  46206.

For overnight mail, mail the completed application and check to Marathon Value Portfolio, c/o Huntington Asset Services, Inc., 2960 North Meridian Street, Suite 300,

Indianapolis, Indiana 46208

You may also purchase shares of the Existing Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (800) 788-6086 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Huntington Asset Services, Inc., the Existing Fund’s transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price will be the net asset value next determined after the wire is received by the Fund. Any delays that may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

$100 for all account types

By Phone:  (800) 788-6086

You may sell or redeem shares through your dealer or financial advisor.  Please contact your financial intermediary directly to find out if additional requirements apply.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We also may ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity.  If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk.  If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified.  However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed.  If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

Minimum Initial Investment

To Place Buy or Sell Orders

$2,500 for all account types

You may purchase shares of the Fund by sending a completed application form to the following address:

via Regular Mail

Marathon Value Portfolio

c/o Gemini Fund Services, LLC

P.O Box 541150

Omaha, Nebraska 68154-1150

or Overnight Mail

Marathon Value Portfolio

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130-2095

Minimum Additional Investments

$100 for all account types

By Phone:  [(800) _________]

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase through Brokers: You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund. You should carefully read the program materials provided to you by your servicing agent.

The Fund reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to the Fund. The Fund will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Selling Shares

You may receive redemption payments by check or federal wire transfer.  The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption.  A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer.  This fee is subject to change.  Any charges for wire redemptions will be deducted from your account by redemption of shares.  The Fund does not intend to redeem shares in any form except cash.  However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash.  In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.  If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail.  Your request should be addressed to:

U.S. Mail:

Marathon Value Portfolio

c/o Huntington Asset Services, Inc.

P.O. Box 6110

Indianapolis, Indiana 46206-6110

Overnight:

Marathon Value Portfolio

c/o Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, Indiana 46208

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem.  Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form.  To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.  The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders.  All redemptions requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain your checking or savings account.   For joint accounts, both signatures must be guaranteed.  Please call Shareholder Services at 1-800-551-3998 if you have questions.  At the discretion of the Fund or the Fund’s transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in the Fund (up to $25,000) by calling Shareholder Services at 1-800-551-3998.  You must first complete the optional Telephone Redemption section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option.  The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or the transfer agent may terminate the telephone redemption procedures at any time.  During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

via Regular Mail

Marathon Value Portfolio

c/o Gemini Fund Services, LLC

P.O Box 541150

Omaha, Nebraska 68154-1150

or Overnight Mail

Marathon Value Portfolio

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130-2095

Redemptions by Telephone:  The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-[___]-[___]-[____]. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions.  IRA accounts are not redeemable by telephone.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Fund, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Fund or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Fund and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker:  If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund.  The servicing agent may charge a fee for this service.

Redemptions by Wire:  You may request that your redemption proceeds be wired directly to your bank account. The Fund’s transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Redemptions in Kind:  The Fund reserves the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities ("redemption in kind") if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of the Fund’s net assets at the beginning of the 90-day period).  The securities will be chosen by the Fund and valued using the same procedures as used in calculating the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent:  Once the Fund receives your redemption request in "good order" as described below, it will issue a check based on the next determined NAV following your redemption request.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in "good order."  If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date).

Good Order:  Your redemption request will be processed if it is in "good order."  To be in good order, the following conditions must be satisfied:

•

The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•

The request must identify your account number;

•

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•

If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $[______], the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Comparison of Principal Risks

A discussion regarding certain principal risks of investing in the Existing Fund and the New Fund are set forth below.  Because the Existing Fund and the New Fund will be managed by the same investment advisor using the same investment objective and strategies as the Existing Fund, and because, if the Reorganization is completed, the New Fund will obtain the portfolio of the Existing Fund, the Existing Fund’s and the New Fund’s  principal risks are the same.

All investments involve risks, and neither the Existing Fund nor the New Fund (in this section, collectively, the “Fund”) can guarantee that it will achieve its investment objective.  An investment in the Fund is not insured nor guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

• Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors, or because it is associated with a market sector that generally is out of favor with investors. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

• Growth Risk. Growth-oriented securities purchased by the Fund may involve large price swings and potential for loss. Growth companies are companies that Spectrum believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If Spectrum’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

• Management Risk. Spectrum’s investment approach may fail to produce the intended results. If Spectrum’s perception of a company’s worth is not realized in the expected time frame, the Fund’s overall performance may suffer.

• Small-Cap and Mid-Cap Risk. Stocks of small-capitalization and mid-capitalization companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small- and mid-cap stocks may be significantly more volatile than larger-cap stocks. Small-cap and mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small-cap or mid-cap stock, and this lack of market liquidity can adversely affect the Fund’s ability to realize the market price of a stock, especially during periods of rapid market decline.

• Foreign Securities Risk. When the Fund invests in foreign securities (whether directly or through ADRs), including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. Government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country. ADRs do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. To the extent that the Fund invests in securities of foreign companies in emerging markets, the Fund will be subject to additional risks. Securities denominated in foreign currencies will be subject to the risk of adverse changes in currency exchange rates that may reduce or eliminate gains or create losses.

• Preferred Stock Risk. Preferred stock may be subject to a number of risks, including that the issuer, under certain conditions, may skip or defer dividend payments for long periods of time. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving any income. In addition, holders of preferred stock typically do not have any voting rights, except in cases when dividends are in arrears beyond stated time periods. As with common stock, preferred stock is subordinated to bonds and other debt instruments in any issuer’s capital structure in terms of priority to corporate income and liquidation payments, and therefore is subject to greater credit risk than those debt instruments.

• Fixed Income Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate.

• Junk Bond Risk. To the extent the Fund invests in high yield securities (junk bonds), it will be subject to greater levels of interest rate and credit risks than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

• Investment Company Securities Risk. When the Fund invests in other investment companies, such as other mutual funds, ETFs or closed-end funds, it indirectly bears its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivatives by the underlying funds). ETFs are also subject to the following risks: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. The Fund has no control over the risks taken by the underlying funds in which it invests.

• REIT Risk. To the extent the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus such as: dependency upon management skills; limited diversification; the risks of locating and managing financing for projects; heavy cash flow dependency; possible default by borrowers; the costs and potential losses of self-liquidation of one or more holdings; the possibility of failing to maintain exemptions from securities registration; and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

• Government Securities Risks. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

• Leveraged or Inverse ETF Risk. Unlike regular ETFs, the value of inverse ETFs decreases when the tracked index (or sector, currency or other benchmark) rises, and vice versa if the tracked index falls. Leveraged ETFs seek a multiple return of the tracked index. The net asset value and market price of these ETFs is generally more volatile than the value of the tracked index, or of other ETFs that do not use leverage. This is because inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. The use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment objectives than other funds that do not use such techniques. Furthermore, there is no guarantee that each leveraged or inverse ETF in the Fund’s portfolio will achieve its stated daily return, or that its long-term returns will be consistent with the daily return. The long-term returns of inverse ETFs may be substantially less than the daily return, particularly in volatile market conditions. Investments in leveraged or inverse ETFs may also cause the Fund to realize short-term capital gains that are taxed as ordinary income.

Comparison of Fees and Expenses

Spectrum serves as the investment adviser to the Existing Fund.  After the Reorganization, Spectrum will continue to serve as the investment adviser to the New Fund.  Under the investment advisory agreement between Spectrum and UST, on behalf of the Existing Fund, the annual fee rate payable to Spectrum by the Existing Fund is 0.05% higher than the expected rate payable to Spectrum by the New Fund(after taking into account Spectrum’s contractual agreement to limit the total operating expenses of the New Fund).  The investment advisory agreement is further described under “Additional Information About the Reorganization – Management Agreements,” below.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Existing Fund compared to the New Fund.  It is expected that the Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement) for the New Fund will be 0.05% lower than that of the Existing Fund.

Shareholder Fees (fees paid directly from your investment)
	Existing Fund	New Fund (Pro Forma)
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	1.25%	1.20%
Distribution (12b-1) Fees	NONE	NONE
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	1.25%	1.20%

1 Spectrum provides investment advisory services and pays most of the Fund’s operating expenses (with certain exceptions) in return for a “universal fee.”

Comparison of Expense Limitation.  The total annual operating expenses for the New Fund are expected to be 0.05% lower than they are for the Existing Fund.  Spectrum and UST entered into an operating expense limitation agreement under which Spectrum has agreed to waive its management fees and/or reimburse expenses of the Existing Fund to ensure that the Existing Fund’s total annual operating expenses (excluding brokerage fees and commissions; taxes; borrowing costs, such as dividend expenses on securities sold short; extraordinary or non-recurring expenses; and any 12b-1 fees) do not exceed 1.25%of the Existing Fund’s average daily net assets through February 28, 2013.  The Expense Limitation Agreement for the New Fund will be reduced from 1.25% to 1.20% (excluding brokerage fees and commissions; taxes; borrowing costs, such as dividend expenses on securities sold short; extraordinary or non-recurring expenses; any indirect expenses, such as fees and expenses of other investment companies in which the Fund may invest; and any 12b-1 fees) and will remain in effect, at a minimum, through October 31, 2014, but may be terminated by the NLFT Board prior to that time.

Expense Example:

This Expense Example below is intended to help you compare the cost of investing in the Existing Fund and the New Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the applicable Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Existing Fund	[ $127 ]	[ $397 ]	[ $686 ]	[ $1,511 ]

New Fund (Pro Forma)	[ $122 ]	[ $381 ]	[ $660 ]	[ $1,455 ]

Performance Information

The bar chart below shows how the Existing Fund’s investment results have varied from year to year.  The table below shows how the Existing Fund’s average annual total returns compare over time to those of a broad-based securities market index.  This information provides some indication of the risks of investing in the Existing Fund.  Past performance of the Existing Fund is not necessarily an indication of how the Existing Fund will perform in the future.  The New Fund has no performance history, as it will not commence operations until after the Reorganization is completed.  The New Fund will assume the performance information of the Existing Fund, and will be subject to the same risks.

Existing Fund’s Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter:	2nd Quarter, 2003,14.92%
Worst Quarter:	4th Quarter, 2008, -16.83%

Existing Fund’s Average Annual Total Returns (for the periods ended December 31, 201 2 )

	1 Year	5 Years	10 Years
Return Before Taxes	12.91%	4.19%	8.01%
Return After Taxes on Distributions	12.64%	3.96%	7.69%
Return After Taxes on Distributions and Sale of Fund Shares	8.74%	3.57%	7.00%
S&P 500Index (reflects no deductions for fees, expenses and taxes)	16.00%	1.66%	7.10%

After-Tax Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Portfolio Turnover

The Existing Fund pays, and the New Fund will pay, transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance.  During the most recent fiscal year, the Existing Fund’s portfolio turnover rate was 15.79% of the average value of its portfolio.

Capitalization

The following table sets forth, as of [ October 31, 2012 ], the capitalization of the Existing Fund and the hypothetical unaudited pro forma capitalization of the New Fund assuming the proposed Reorganization had taken place as of that date.  The New Fund will not have any assets until after the Closing is complete, but reflects the amount it would have if the Closing were [ October 31, 2012 ].

Fund Capitalization as of [________]	Net Assets (000 omitted)	Shares Outstanding (000 omitted)	Net Asset Value Per Share

Existing Fund	$[ 50,356 ]	[ 2,841,682 ]	$[ 17.72 ]
New Fund (pro forma)	$[ 50,356 ]	[ 2,841,682 ]	$[ 17.72 ]

Comparison of Valuation Procedures

Generally, the procedures by which NLFT intends to value the securities of the New Fund are similar to the procedures used by UST to value the securities of the Existing Fund.  In all cases where a price is not readily available and no other means are available for determining a price, both NLFT and UST eventually turn to their fair value procedures for guidance. Each trust’s valuation procedures are summarized below.

Existing Fund Valuation Procedures

The Fund’s assets generally are valued at their market value. Securities which are traded on any exchange or on the Nasdaq over-the-counter market are valued at the closing price reported by the exchange on which such securities are traded. If market quotations are not readily available, or if an event occurs after the close of the trading market but before the calculation of the Fund’s NAV that materially affects the value, the security will be valued by the Fund’s advisor at a fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor according to procedures approved by the Board of Trustees. Fair valuation also is permitted if, in the advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without fair valuation, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders, or that the Fund will realize fair valuation upon sale of the security. The Fund may invest in portfolio securities that are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares and, as a result, the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

New Fund’s Valuation Procedures

Generally, the Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used.  In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) Adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies, as applicable, the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund shares.  In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in the Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Fund’s procedures provide that the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

* * * * * * * * * * * * *

The preceding is only a summary of certain information contained in this Proxy Statement relating to the Reorganization.  This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement, the Existing Fund’s Prospectus and Statement of Additional Information, and the Reorganization Agreement.  Shareholders should read this entire Proxy Statement carefully.

Board’s Approval

Spectrum, the investment adviser to the Existing Fund and the New Fund, recommends that the Existing Fund be reorganized as a series of NLFT.  The Board of Trustees of UST has approved the Reorganization with respect to the Existing Fund, into the New Fund, a new series of NLFT, subject to shareholder approval. The Board of Trustees of NLFT has approved the investment advisory agreement between Spectrum and NLFT on behalf of the New Fund.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization.  The primary purpose of the Reorganization is to move the investment portfolio and shareholders of the Existing Fund out of UST and into NLFT.  As a series of UST, the Existing Fund retains various service providers who provide an array of services to all series of UST.  These services include custody, administration, accounting, transfer agency, distribution and compliance (“Third Party Service Arrangements”).  Spectrum, the investment adviser to the Existing Fund, has determined that the Existing Fund could benefit from the services currently provided to series of NLFT and, therefore, has recommended that the Existing Fund be reorganized as a series of NLFT.  Some of the benefits Spectrum anticipates shareholders could receive include the benefit of partnering with a third-party service provider that has been in business for nearly 40 years.

Currently, Third Party Service Arrangements are provided to UST by Huntington National Bank (custody), Huntington Asset Services, Inc. (administration, fund accounting and transfer agency), and Unified Financial Securities, Inc. (distribution).  Third Party Service Arrangements are provided to NLFT by Gemini Fund Services, LLC (“Gemini”) and Northern Lights Distributors, LLC (an affiliate of Gemini).  The New Fund and the Existing Fund are overseen by a completely different Boards of Trustees.

Spectrum recommends that the Existing Fund be reorganized as a series of NLFT.  The Reorganization will keep portfolio management oversight responsibility for the Fund with Spectrum.  Spectrum’s portfolio managers, who are primarily responsible for the day-to-day portfolio management of the Existing Fund, will remain the same for the New Fund.  The investment objective and strategies of the New Fund will be  the same as those of the Existing Fund.  The New Fund’s fundamental and non-fundamental investment limitations are the same as those of the Existing Fund.

The Reorganization will result in a 0.05% decrease in the management fees payable by the New Fund to Spectrum as compared to those management fees currently paid to Spectrum by the Existing Fund.  The Reorganization will result in a 0.05% decrease in the expense ratio for the New Fund based on the New Expense Cap through October 31, 2014.

Board Considerations.

The Reorganization of the Existing Fund into the New Fund was reviewed by the Board of Trustees of UST, with the advice and assistance of the Existing Fund’s counsel and the UST Board’s own independent counsel, at a special meeting of the UST Board held on October 17, 2012, and at the UST Board’s regular, in-person quarterly meeting on November 11-12, 2012.  In connection with these meetings, Spectrum provided background materials, analyses and other information to the UST Board regarding, among other things, the topics discussed below, including responses to specific requests and questions raised by the UST Board.  The UST Board reviewed, evaluated and discussed the materials, analyses and information provided to it at its meetings that the UST Board considered relevant to its deliberations.

In its deliberations, the UST Board did not identify any single factor that was paramount or controlling, and individual UST Board members may have attributed different weights to various factors.  The general factors considered by the UST Board in assessing and approving the Reorganization included, among others, in no order of priority:

1.

the operating expenses that shareholders of the Existing Fund are projected to experience as shareholders of the New Fund after the Reorganization, relative to the operating expenses currently borne by Existing Fund shareholders, are expected to decline as a result of the Reorganization (after taking into account Spectrum’s contractual agreement to limit the total operating expenses of the New Fund);

2.

that the direct costs associated with the Reorganization will be borne by Spectrum and not by the Existing Fund’s shareholders;

3.

the anticipated continuity of investment advice for shareholders of the Existing Fund as it merges into the New Fund as a result of both Funds sharing the same investment objective, principal investment strategies, fundamental investment restrictions, and being managed by the same portfolio management team at Spectrum;

4.

the anticipated tax-free nature of the exchange of shares in the Reorganization;

5.

the experience of the NLFT Board of Directors and of the New Fund’s service providers; and

6.

the potential benefits of the Reorganization anticipated by Spectrum.

The UST Board, including the Trustees who are not “interested persons” of the Fund or of Spectrum (the “Independent Trustees”), unanimously approved the Reorganization of the Existing Fund into the New Fund, after determining that the Reorganization was in the best interests of the Existing Fund and its shareholders due to the projected cost savings to be experienced by shareholders following the Reorganization, and that the interests of the Existing Fund’s shareholders would not be diluted as a result of the Reorganization.

Reorganization Agreement.  The Reorganization Agreement sets forth the terms by which the Existing Fund will be reorganized into the New Fund.  The form of the Reorganization Agreement is attached as Appendix A and the description of the Reorganization Agreement contained herein is qualified in its entirety by the attached Reorganization Agreement.  The following sections summarize the material terms of the Reorganization Agreement and the federal income tax treatment of the reorganization.

The Reorganization Agreement provides that upon the transfer of all of the assets and liabilities of the Existing Fund to the New Fund, the New Fund will issue to the Existing Fund that number of full and fractional New Fund shares having an aggregate net asset value equal in value to the aggregate net asset value of the Existing Fund, calculated as of the closing date of the Reorganization (the “Closing Date”).  The Existing Fund will distribute the sharers of the New Fund received by it to the shareholders of the Existing Fund in complete liquidation of the Existing Fund.  Existing Fund shareholders will receive New Fund shares on the Closing Date based on their respective holdings in the Existing Fund as of the last business day preceding the Closing Date (the “Valuation Time”).

Upon completion of the Reorganization, each shareholder of the Existing Fund will own that number of full and fractional shares of the New Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares held in the Existing Fund as of the Valuation Time.  Such shares will be held in an account with the New Fund identical in all material respects to the account currently maintained by the Existing Fund for such shareholder.

Until the Valuation Time, shareholders of the Existing Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Existing Fund’s transfer agent of a redemption request in proper form.  Redemption and purchase requests received by the transfer agent after the Valuation Time will be treated as requests received for the redemption or purchase of shares of the New Fund.  After the Reorganization, all of the issued and outstanding shares of the Existing Fund will be canceled on the books of the Existing Fund and the transfer agent’s books of the Existing Fund will be permanently closed.

In addition to requiring shareholder approval, the Reorganization is subject to a number of conditions, including, without limitation, the receipt of a legal opinion from counsel of the New Fund addressed to the Existing Fund and the New Fund with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and the parties’ performance in all material respects of their respective agreements and undertakings in the Reorganization Agreement.  Assuming satisfaction of the conditions in the Reorganization Agreement, the Closing Date of the Reorganization will be at the close of business on [ February 22 ], 2013, or such other date as is agreed to by the parties.

The Reorganization Agreement may not be changed except by an agreement signed by each party to the Agreement.

Costs and Expenses of the Reorganization.  The Reorganization Agreement provides that all expenses of the Reorganization will be borne by Spectrum.  Such expenses include, without limitation:  (a) expenses associated with the preparation and filing of this Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) costs to terminate the Existing Fund; and (f) legal fees incurred by UST and NLFT.

Federal Income Tax Consequences.

As a non-waivable condition to the Reorganization, the Existing Fund and New Fund will have received an opinion of counsel to the effect that the Reorganization should qualify as a tax-free reorganization for federal income tax purposes as defined by Section 368(a) of the Code.  Accordingly, neither the Fund nor its shareholders should recognize any gain or loss for federal income tax purposes as a result of the Reorganization.  In addition, the tax basis and the holding period of the Existing Fund shares received by each shareholder of the New Fund in the Reorganization should be the same as the tax basis and holding period of the Existing Fund shares given up by such shareholder in the Reorganization; provided that, with respect to the holding period for the New Fund shares received, the Existing Fund’s shares given up must have been held as capital assets by the shareholder.  Subject to the assumptions and limitations discussed below, the following discussion describes the material U.S. federal income tax consequences of the Reorganization to shareholders of the Existing Fund.  This discussion is based on the Code, applicable Treasury regulations, and federal administrative interpretations and court decisions in effect as of the date of this Proxy Statement, all of which may change, possibly with retroactive effect.  Any such changes could alter the tax consequences described in this summary.

Any capital loss carry-forwards on the date of the Reorganization would be carried over to the New Fund.  Capital losses for tax years beginning on or before December 22, 2010, can be carried forward for eight years as short-term capital losses.  Capital losses for tax years beginning after December 22, 2010, may be carried forward without limitation and are utilized before losses from years beginning on or before December 22, 2010.  The New Fund’s use of such losses is subject to certain limitations.  As of October 31, 2012, the Existing Fund had available for federal tax purposes unused capital loss carry-forwards of $[]which are available to offset future realized gains.  To the extent that these carry-forwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.  The amount of any capital loss carry-forwards at the Closing Date will depend on the results of investment trading activity through that date.

This discussion of material U.S. federal income tax consequences of the Reorganization does not address all aspects of U.S. federal income taxation that may be important to a holder of Existing or New Fund shares in light of that shareholder’s particular circumstances or to a shareholder subject to special rules.

In addition, this discussion does not address any other state, local or foreign income tax or non-income tax consequences of the Reorganization or of any transactions other than the Reorganization.

Note: Existing Fund shareholders are urged to consult their own tax advisers to determine the particular U.S. federal income tax or other tax consequences to them of the Reorganization and the other transactions contemplated herein.

The New Fund and the Existing Fund will receive an opinion from the law firm of Thompson Hine LLP, substantially to the effect that, based on certain facts, assumptions and representations made by the New Fund, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

(a)

The transfer of all of the Existing Fund’s assets in exchange for New Fund shares and the assumption by the New Fund of the liabilities of the Existing Fund (followed by the distribution of New Fund shares to the Existing Fund shareholders and the termination of the Existing Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the New Fund and the Existing Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)

No gain or loss will be recognized by the New Fund upon the receipt of the assets of the Existing Fund solely in exchange for New Fund shares and the assumption by the New Fund of the liabilities of the Existing Fund.

(c)

No gain or loss will be recognized by the Existing Fund upon the transfer of the Existing Fund’s assets to the New Fund in exchange for New Fund shares and the assumption by the New Fund of the liabilities of the Existing Fund or upon the distribution (whether actual or constructive) of New Fund shares to the Existing Fund’s shareholders in exchange for such shareholders’ shares of the Existing Fund.

(d)

No gain or loss will be recognized by the Existing Fund’s shareholders upon the exchange of their Existing Fund shares for New Fund shares in the Reorganization.

(e)

The aggregate tax basis for New Fund shares received by each of the Existing Fund’s shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Existing Fund shares exchanged therefor e by such shareholder.  The holding period of New Fund shares to be received by each of the Existing Fund’s shareholders will include the period during which the Existing Fund shares exchanged therefor e were held by such shareholder, provided the Existing Fund shares are held as capital assets at the time of the Reorganization.

(f)

The tax basis of the Existing Fund’s assets acquired by the New Fund will be the same as the tax basis of such assets to the Existing Fund immediately prior to the Reorganization.  The holding period of the assets of the Existing Fund in the hands of the New Fund will include the period during which those assets were held by the Existing Fund.

(g)

The New Fund will succeed to and take into account the items of the Existing Fund described in Section 381(c) of the Code, subject to any applicable conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

A successful challenge to the tax-free status of the Reorganization by the Internal Revenue Service (the “IRS”) would result in the Existing Fund shareholder recognizing gain or loss with respect to the New Fund’s share equal to the difference between that shareholder’s basis in the share and the fair market value, as of the time of the Reorganization, of the Existing Fund’s shares received in exchange therefor e ..  In such event, a shareholder’s aggregate basis in the shares of the Existing Fund received in the exchange would equal such fair market value, and the shareholder’s holding period for the shares would not include the period during which such shareholder held New Fund shares.

If any of the representations or covenants of the parties as described herein is inaccurate, the tax consequences of the transaction could differ materially from those summarized above.  Furthermore, the description of the tax consequences set forth herein will neither bind the IRS, nor preclude the IRS or the courts from adopting a contrary position.  No assurance can be given that contrary positions will not successfully be asserted by the IRS or adopted by a court if the issues are litigated.  No ruling has been or will be requested from the IRS in connection with this transaction.  No assurance can be given that future legislative, judicial or administrative changes, on either a prospective or retroactive basis, or future factual developments, would not adversely affect the accuracy of the conclusions stated herein.  Therefore, shareholders may find it advisable to consult their own tax adviser as to the specific tax consequences to them under the federal income tax laws, as well as any consequences under other applicable state or local or foreign tax laws given each shareholder’s own particular tax circumstances.

ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

Investment Adviser.  The Existing Fund’s and New Fund’s investment adviser is Spectrum Advisory Services, Inc. (“Spectrum” or the “Advisor”), 1050 Crown Pointe Parkway, Suite 750, Atlanta, GA 30338.  Spectrum is a corporation operating under the laws of Georgia.  As of October 31, 2012, Spectrum had approximately $441 million of assets under management, including the assets in the Existing Fund.  Spectrum has been providing investment management services since 1991 when Marc S. Heilweil founded the Advisor.

Portfolio Manager. Marc S. Heilweil has been primarily responsible for the day-to-day management of the Fund since March 28, 2000. Mr. Heilweil has been President of the advisor since 1991. His principal occupation since 1977 has been that of an investment counselor. Mr. Heilweil manages equity and fixed income portfolios for the advisor’s clients. As of [December 31, 2012], Mr. Heilweil owned [____%] of the Fund’s shares.

The Fund’s Statement of Additional Information provides the following additional information about the Fund’s portfolio manager: (i) compensation structure, (ii) a description of other accounts managed by the portfolio manager, and (iii) the portfolio manager’s ownership of shares of the Fund.

Management Agreements.  Under the Existing Fund’s investment advisory agreement with UST (the “Management Agreement”), Spectrum provides investment advisory services to and pays most of the operating expenses (with certain exceptions) of the Existing Fund in return for a “universal fee.”  For its services to the Existing Fund, Spectrum is entitled to receive an annual fee equal to 1.25% of the Existing Fund’s average daily net assets. The Existing Fund, not Spectrum, pays the following expenses: brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary or nonrecurring expenses.  Spectrum has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary to maintain the Existing Fund’s total annual operating expenses (excluding brokerage fees and commissions; taxes; borrowing costs, such as dividend expenses on securities sold short; extraordinary or non-recurring expenses; and any 12b-1 fees) at 1.25% of the Existing Fund’s average daily net assets through February 28, 2013.  This Expense Cap may not be terminated prior to this date except by the Existing Fund’s Board of Trustees.  Any waiver or reimbursement by Spectrum is subject to repayment by the Existing Fund in the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred; provided that the Existing Fund is able to make the repayment without exceeding the 1.25% expense limitation.

Spectrum (not the Existing Fund) may pay certain financial institutions a fee for providing distribution related services and/or for performing certain administrative servicing functions for Existing Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

The Existing Fund's semi-annual report to shareholders for the period ended April 30, 2012 contains information about the factors that the UST Board of Trustees considered in approving the Management Agreement.

Under the New Fund’s management agreement with NLFT (“New Management Agreement”), Spectrum will manage and pay certain expenses of the New Fund in return for a “universal fee.”  For its services to the New Fund, Spectrum will be entitled to receive an annual fee equal to 1.20% of the New Fund’s average daily net assets. The New Fund, not Spectrum, will pay the following expenses: brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short),indirect expenses (such as fees and expenses of other investment companies in which the Fund may invest), and extraordinary or nonrecurring expenses.  In addition, Spectrum will contractually agree to waive its fees and/or reimburse expenses to the extent necessary to maintain the New Fund’s total annual operating expenses (excluding brokerage fees and commissions; taxes; borrowing costs, such as dividend expenses on securities sold short; indirect expenses, such as fees and expenses of other investment companies in which the Fund may invest; extraordinary or non-recurring expenses; and any 12b-1 fees) at 1.20% of the New Fund’s average daily net assets through October 31, 2014.  This New Expense Cap may not be terminated prior to this date except by the New Fund’s Board of Trustees.  Any waiver or reimbursement by Spectrum is subject to repayment by the New Fund in the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred; provided that the New Fund is able to make the repayment without exceeding the 1.20% expense limitation. Moreover, all fees previously waived can continue to be reimbursed by the New Fund under the New Management Agreement, provided that it maintains the Existing Fund’s rolling three-year recoupment period (i.e., does not commence a new three-year recoupment period).

Purchase, Redemption and Exchange Policies.  The purchase, redemption and exchange policies for the Funds are substantially similar and are highlighted below.  For a more complete discussion of the New Fund’s purchase and redemption policies, please see Appendix C.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
– Standard Accounts	$2,500	$100
– Traditional and Roth IRA Accounts	$2,500	$100
– Accounts with Systematic Investment Plans	$2,500	$100

Purchase and Redemption Policies	Existing Marathon Value Portfolio	New Marathon Value Portfolio

Purchases	By check, wire, telephone, automatic investment plan, through an authorized broker-dealer or other third-party financial intermediary.	Same.

Redemptions	By check, wire, telephone, systematic withdrawal plan, or electronic funds transfer.	Same.

Market Timing Policies.  Neither the Existing Fund nor the New Fund encourages or accommodates market timing activities by shareholders.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Boards of UST and NLFT have adopted policies and procedures reasonably designed to detect and discourage frequent trading, which are to be uniformly applied to all trading, including trading by omnibus accounts and intermediaries. Under these policies, each trust reserves the right to reject any purchase request, including exchanges, without notice and regardless of size. A purchase request could be rejected if UST or NLFT determines that such purchase may disrupt the Fund's operation or performance or because of a history of frequent trading by the investor.

Tax Information.  The Existing Fund’s and New Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, IRA or 529 college savings plan.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase Existing Fund or New Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Shareholder Information.  As of the Record Date, the Existing Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned 5% or more of each class of the Existing Fund shares are set forth below in Appendix B-1, “Shareholder Information for the Marathon Value Portfolio.”

Valuation.  The Existing Fund uses UST’s Valuation Policy; the New Fund will use NLFT’s Valuation Policy which is more fully discussed in Appendix C.  The Existing Fund and New Fund determine Net Asset Value in a substantially similar manner each business day that the New York Stock Exchange is open, by taking the market value of the Fund’s total assets, subtracting the Fund’s liabilities and then dividing the result (net assets) by the number of the Fund’s shares outstanding.  When market prices are not available, the Existing Fund and New Fund make such determinations according to the portfolio securities’ fair value procedures, adopted respectively, by UST’s and NLFT’s Boards and in accordance with the requirements of the 1940 Act.

Description of the Securities to be Issued; Rights of Shareholders.  The following is a summary of the material rights of shareholders of the Existing Fund and the New Fund, but does not purport to be a complete description of these rights.  These rights may be determined in full by reference to the Ohio statute (the “Ohio Statute”) governing business trusts and the Delaware statute (the “Delaware Statute”) governing statutory trusts, UST’s Agreement and Declaration of Trust and NLFT’s Declaration of Trust, and UST’s By-Laws and NLFT’s Bylaws (collectively, the “Governing Instruments”).  The Governing Instruments are subject to amendment in accordance with their terms.  Copies of the Governing Instruments are available upon request and without charge by following the instructions listed under “Available Information.”

Forms of Organization.  The Existing Fund is a series of UST, an open-end management investment company organized as an Ohio business trust on October 14, 2002.  The New Fund is a series of NLFT, an open-end management investment company organized as a Delaware statutory trust on December 5, 2011.

Capital Stock.  Both UST and NLFT are authorized to issue an unlimited number of interests (or shares).  The Existing Fund is one series, or mutual fund, formed by UST.  The New Fund is one series, or mutual fund, formed by NLFT.  Interests in the Existing Fund and the New Fund are represented by shares of beneficial interest each with no par value.  As of the date of this Proxy Statement, shares of approximately 24 other series of UST and 13other series of NLFT are offered in separate prospectuses and statements of additional information.  NLFT now offers shares in other funds and may start additional series and offer shares of new funds under NLFT at any time.

Voting Rights.  Each share of the Existing Fund and the New Fund represents an interest in the respective Fund that is equal to and proportionate with each other share of the respective Fund.  UST and NLFT Fund shareholders are entitled to one vote per share (and a fractional vote per fractional share) held on matters on which they are entitled to vote.  UST and NLFT are not required to (nor does it) hold annual shareholder meetings.  However, UST and NLFT may hold special meetings for purposes such as electing or removing trustees.  On any matters submitted to a vote of shareholders, UST and NLFT shares are voted together without regard to class or series except when separate voting is required by the 1940 Act or other applicable law, or where the Board has decided that a matter only affects the interests of one or more series.

Shareholder Liability.  The Ohio Statute and the Delaware Statute do not include an express provision relating to the limitation of liability of the beneficial owners of an Ohio business trust or Delaware statutory trust, respectively.  Each of the Trust’s Governing Instruments provide that no shareholder shall be subject to any personal liability whatsoever to any person in connection with property of a Fund or the acts, obligations or affairs of UST or NLFT.  Each of the Trust’s Governing Instruments further provide that, if any shareholder is made a party to any suit or proceeding to enforce any such liability of a Fund, he or she shall not be held to any personal liability.  UST and NLFT indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of being or having been a shareholder, and shall reimburse the shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.

Preemptive Rights.  Shareholders of UST and NLFT are not entitled to any preference, preemptive, appraisal, conversion or exchange rights.

Fund Trustees and Officers.  UST is managed by the UST Board.  NLFT is managed by the NLFT Board.  Therefore, the New Fund will have a different Board from the Existing Fund.  Below are the members of the NLFT Board:

Independent Trustees

Name, Address* Age	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark H. Taylor *** Year of Birth: 1964	Trustee	February 2012, Indefinite	Professor of Accountancy, Case Western Reserve University since August 2009; Professor and John P. Begley Endowed Chair in Accounting, Creighton University, 2002-2009; Member AICPA Accounting Standards Board, since December 2008.	106

Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc.   (Director and Audit Committee Chairman) (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).

Jerry Vincentini Year of Birth: 1940	Trustee, Chairman	February 2012, Indefinite	Retired; President and Owner, Pins, Patches, Plaques Etc. Inc., since 2003; President and Owner, Graduation Supplies Inc., 1980-2008.	7	Lifetime Achievement Fund, Inc. (July 2000 to Present).
Anthony M. Payne Year of Birth: 1942	Trustee	February 2012, Indefinite	Retired since July 2008; Executive Director, Iowa West Foundation (philanthropic non-profit foundation) and Iowa West Racing Association (non-profit corporation) from 1996 to July 2008.	7	Lifetime Achievement Fund, Inc. (February 2012 to April 2012)
James U. Jensen Year of Birth: 1944	Trustee	February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (2008-Present); Of Counsel, Woodbury & Kesler (Law Firm, 2008-Present); Legal Consultant, Jensen Consulting (2004-2008).	7

Wasatch Funds Trust (19 Funds), 1986 to present; Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) December 2007 to present; Lifetime Achievement Fund, Inc. (February 2012 to Present).

John V. Palancia Year of Birth: 1954	Trustee	February 2012, Indefinite	Director – Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (2006- December 2011).	106

Ladenburg Thalmann Alternative Strategies Fund (since June 2012); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Northern Lights Fund Trust (December 2011) ; Northern Lights Variable Trust (December 2011

* The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605Wright Street, Omaha, Nebraska 68130

** The "Fund Complex" includes the following registered management investment companies in addition to NLFT: Northern Lights Fund Trust, Northern Lights Fund Trust II, and Northern Lights Variable Trust.

*** Mark H. Taylor also serves as an independent trustee of Northern Lights Fund Trust (“NL Trust”), a separate trust in the Fund Complex.  On May 30, 2012, NL Trust and certain of its current and former trustees (including Mr. Taylor) and chief compliance officer (collectively, the "Recipients") received a Wells notice from the staff of the U.S. Securities and Exchange Commission (the "SEC").  A Wells notice is neither a formal allegation nor a finding of wrongdoing.  A Wells notice discloses that the SEC staff is considering recommending that the SEC commence proceedings against a party, alleging violations of certain provisions of the Federal securities laws.  The Wells notice received by the Recipients does not involve NLFT.  Rather, it relates primarily to NL Trust’s review of certain investment advisory agreements, and alleges separate books and records and compliance violations.  The Recipients disagree with the SEC’s potential allegations and believe their actions complied with existing rules.

Officers

Name, Address Age	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President	February 2012, indefinite

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer	February 2012, indefinite	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); Vice-President, GemCom, LLC (since 2004).
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary	February 2012, indefinite

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President of Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

William Kimme 80 Arkay Drive Hauppauge, NY 11788 Born in 1963	Chief Compliance Officer	February 2012, indefinite

Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2001 - present); Compliance Officer, Mick & Associates (August, 2009 - September 2011); Assistant Director, FINRA (January 2000 - August 2009).

Other Fund Service Providers.  The Reorganization will affect other services currently provided to the Existing Fund.  Northern Lights Distributors, LLC will be the distributor and principal underwriter of the New Fund’s shares; Unified Financial Securities, Inc. currently serves as the distributor and principal underwriter of the Existing Fund’s shares.  The New Fund will engage Gemini Fund Services, LLC as its transfer agent; Huntington Asset Services, Inc. (“Huntington”) currently serves as its transfer agent.  Gemini Fund Services, LLC will provide administration services for the New Fund; Huntington currently provides administration services and fund accounting for the Existing Fund. Huntington National Bank, which serves as the custodian to the Existing Fund, will continue to serve as the custodian to the New Fund.

Independent Accountants.  Cohen Fund Audit Services, Ltd., which serves as the independent registered public accounting firm to the Existing Fund, will continue to serve as the independent registered public accounting firm to the New Fund.

VOTING INFORMATION

A.           RECORD DATE, VOTING RIGHTS AND VOTE REQUIRED

Proxies are being solicited from the shareholders of the Existing Fund by the UST Board for the Special Meeting to be held on [ February 21 ], 2013, at [_______] Central Time at offices of The Huntington National Bank, 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208, or at such later time made necessary by adjournment.  Unless revoked, all valid proxies will be voted in accordance with the instructions thereon.  If you return your signed proxy card without instructions, your vote will be cast in favor of the Reorganization.

The Board has fixed the close of business on [ January 17 ], 2013 (the “Record Date”) as the record date for the determination of shareholders entitled to notice of and to vote at the Special Meeting and any adjournments thereof.  Shareholders of record as of the Record Date will be entitled to one vote for each share held and to a proportionate fractional vote for each fractional share held.  As of the Record Date, the total number of issued and outstanding shares of beneficial interest of the Marathon Value Portfolio was [_________].  Shareholders of record who own five percent or more of the Marathon Value Portfolio as of the Record Date are set forth on Appendix B to this Proxy Statement.  The Reorganization Agreement must be approved by the affirmative vote of the holders of a majority of the outstanding shares of the Existing Fund entitled to vote, as defined under the 1940 Act.  The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of the Existing Fund present or represented by proxy at the Special Meeting, if holders of more than 50% of the outstanding shares are present or represented by proxy at the Special Meeting; or (ii) more than 50% of the total number of outstanding shares of the Existing Fund.

(a)	HOW TO VOTE

You may vote in one of four ways:

•

in person by attending the Special Meeting to be held on [ February 21 ], 2013, at [_______] at offices of The Huntington National Bank, 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208, or at such later time made necessary by adjournment;

•	by completing and signing the enclosed proxy ballot and mailing it to us in the prepaid return envelope (if mailed in the United States);
•	by Internet at the website address listed on your proxy ballot; or
•	by calling the toll-free number printed on your proxy ballot.

PLEASE NOTE, TO VOTE VIA THE INTERNET OR TELEPHONE, YOU WILL NEED THE “CONTROL NUMBER” THAT APPEARS ON YOUR PROXY BALLOT.

(b)	PROXIES

If you properly authorize your proxy by internet or telephone, or by executing and returning the enclosed proxy card by mail, and your proxy is not subsequently revoked, your vote will be cast at the Special Meeting and at any postponement or adjournment thereof.  If you give instructions, your vote will be cast in accordance with those instructions.  If you return your signed proxy card without instructions, your vote will be cast in favor of the reorganization.  A proxy with respect to Existing Fund shares held in the name of two or more persons is valid and will be counted if executed by any one of them, unless at or prior to its use the Existing Fund receives written notification to the contrary from any such person.

You may revoke a proxy once it is given by providing written notice to [the Existing Fund’s proxy solicitor at ________________________].    You may change your vote by submitting a subsequently executed dated proxy card, by authorizing your proxy by internet or telephone on a later date or by attending the Special Meeting and casting your vote in person.

(c)	QUORUM AND ADJOURNMENTS

The holders of a majority of the shares of the Existing Fund entitled to vote shall be a quorum for the Special Meeting. Any lesser number shall be sufficient for adjournments.  Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.

(d)	EFFECT OF ABSTENTIONS AND BROKER “NON-VOTES”

All Existing Fund Shares represented at the Special Meeting in person or by proxy will be counted for purposes of establishing a quorum.  Broker non-votes will be counted for purposes of establishing a quorum but not toward the approval of the Reorganization Agreement. (Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have authority to vote.)     Abstentions and broker non-votes will have the effect of votes against the Reorganization Agreement.

Treating broker non-votes as votes against the Reorganization Agreement may have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees. In order to prevent this result, the Existing Fund may request that selected brokers or nominees, in their discretion, withhold submission of broker non-votes in order to avoid the need for solicitation of additional votes in favor of the proposal..  The Existing Fund also may request that selected brokers or nominees, in their discretion, submit broker non-votes if doing so is necessary to obtain a quorum.  Abstentions and broker non-votes will not be voted “FOR” or “AGAINST” any adjournment.

(e)	SOLICITATION OF PROXIES

The Existing Fund expects that the solicitation of proxies will be primarily by mail and telephone. The solicitation also may include facsimile, Internet or oral communications by certain employees of Spectrum, who will not be paid for these services.  Spectrum has retained [_________] to aid in the solicitation of proxies, at an anticipated cost of approximately $[________].  Spectrum will bear the costs of the Special Meeting, including legal costs, the costs of retaining [______________], and other expenses incurred in connection with the solicitation of proxies.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the New Fund will be passed on by the law firm of Thompson Hine LLP, 41 S. High Street, Suite 1700, Columbus, OH 43215.

EXPERTS

The financial statements and financial highlights of the Existing Fund incorporated into this Proxy Statement by reference from the Fund’s Annual Report on Form N-CSR for the fiscal year ended October 31, 2012 have been audited by Cohen Fund Audit Services, Ltd., an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.  As the New Fund will not be in operation until after the Reorganization, it currently has no financials.

OTHER MATTERS

The Existing Fund is not required, and does not intend, to hold regular annual meetings of shareholders.  Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders (assuming the Reorganization Agreement is approved) should send their written proposals to the Secretary of Northern Lights Fund Trust III, Gemini Fund Services, LLC, 17605Wright Street, Omaha, Nebraska 68130, so that they are received within a reasonable time before any such meeting.  The timely submission of a proposal does not guarantee its submission.

By order of the Board of Trustees,

______________________

John C. Swhear

Interim President, Unified Series Trust

 Appendix A

 AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ___ day of October, 2012, by and between Unified Series Trust (“Unified”), an Ohio business trust, with its principal place of business at 2960 N. Meridian Street, Indianapolis, Indiana 46208, with respect to the Marathon Value Portfolio, a separate series of Unified (the “Acquired Fund”), and Northern Lights Fund Trust III (“Northern Lights”), a Delaware statutory trust, with its principal place of business at 17605 Wright Street, Suite 2, Omaha, Nebraska 68130, with respect to the Marathon Value Portfolio, a separate series of Northern Lights (the “Acquiring Fund” and, collectively with the Acquired Fund, the “Funds”).

This Agreement is intended to be, and is adopted as, a Plan of Reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange for shares of beneficial interest, no par value per share, of the Acquiring Fund (“Acquiring Fund Shares”) as set forth on Schedule A attached hereto; (ii) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund and the termination of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).  Notwithstanding anything to the contrary contained herein, the obligations, agreements, representations and warranties with respect to each Fund shall be the obligations, agreements, representations and warranties of that Fund only, and in no event shall any other Fund or the assets of any other Fund be held liable with respect to the breach or other default by an obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

WHEREAS, the Acquiring Fund and the Acquired Fund are separate series of Northern Lights and Unified, respectively, and Northern Lights and Unified are open-end, registered management investment companies, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, each Fund is authorized to issue its shares of beneficial interest;

WHEREAS, the Trustees of Unified have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund’s shareholders and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises, covenants, and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE ACQUIRED FUND’ LIABILITIES AND TERMINATION OF THE ACQUIRED FUND

1.1

THE EXCHANGE.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets and liabilities, as set forth in paragraph 1.2, to the Acquiring Fund.  In exchange, the Acquiring Fund agrees (i) to deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund equal in value to the value of full and fractional shares of the Acquired Fund then outstanding and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place at the closing date provided for in paragraph 3.1 (“Closing Date”).

1.2

ASSETS TO BE ACQUIRED.  The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements.  The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities and the payment of normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders.

The Acquired Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of the Acquired Fund’s portfolio securities and other investments.  The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a list of the securities, if any, on the Acquired Fund’s list referred to above that do not conform to the Acquiring Fund’s investment objectives, policies, and restrictions.

1.3

LIABILITIES TO BE ASSUMED.  The Acquired Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible prior to the Closing Date.  The Acquiring Fund shall assume those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Acquired Fund prepared on behalf of the Acquired Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period.  The Acquiring Fund shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date whether or not they are reflected on the Statement of Assets and Liabilities.

1.4

LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”): (a) the Acquired Fund will make a liquidating distribution, pro rata to its shareholders of record (the “Acquired Fund Shareholders”), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), of all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below.  Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders.  All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.  The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.  Each Acquired Fund Shareholder shall have the right to receive any unpaid dividends or other distributions that were declared by the Acquired Fund before the Effective Time (as defined in paragraph 3.1) with respect to Acquired Fund shares that are held of record by the Acquired Fund Shareholder at the Effective Time on the Closing Date.

1.5

OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.  Shares of the Acquiring Fund will be issued simultaneously to the Acquired Fund, in an amount equal in value to the NAV of the Acquired Fund’s shares, to be distributed to shareholders of the Acquired Fund.

1.6

TRANSFER TAXES.  Any transfer taxes payable upon the transfer of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be transferred.

1.7

REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund, up to and including the Closing Date, and such later date on which the Acquired Fund is terminated.

1.8

TERMINATION.  The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1

VALUATION OF ASSETS. The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately prior to the Closing Date (such time and date being hereinafter called a “Valuation Date”), using the valuation procedures set forth in Unified’s Agreement and Declaration of Trust, as amended, and the Acquired Fund’s then current Prospectus and Statement of Additional Information or such other valuation procedures as shall be mutually agreed upon by the parties. The Acquiring Fund and Acquired Fund agree, however, to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Acquiring Fund and those determined in accordance with the pricing policies and procedures of the Acquired Fund.

2.2

VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed as of the close of normal trading on the NYSE on the Valuation Date, using the valuation procedures set forth in Northern Lights’ Declaration of Trust and the Acquiring Fund’s then current Prospectus and Statement of Additional Information.

2.3

SHARES TO BE ISSUED.  The number of the Acquiring Fund’s shares to be issued (including fractional shares) shall be equal in net asset value to the net asset value of each corresponding Acquired Fund’s shares then outstanding.  Upon the Acquired Fund’s liquidating distribution each holder of shares of the Acquired Fund will receive shares of the corresponding Acquiring Fund equal in net asset value to the net asset value of shares held by such holder immediately prior to such liquidating distribution.

2.4

DETERMINATION OF VALUE.  Except with respect to the Acquired Fund’s assets, which shall be valued by Huntington Asset Services, Inc., all computations of value shall be made by Gemini Fund Services, LLC, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1

CLOSING DATE.  The closing (the “Closing”) will be on or about ________, 2012 or such other date(s) as the parties may agree to in writing.  All acts taking place at the Closing shall be deemed to take place immediately prior to the Closing Date unless otherwise provided.  The Closing shall be held as of the close of business (the “Effective Time”) at the offices of Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, New York, 11788, or at such other time and/or place as the parties may agree.

3.2

CUSTODIAN’S CERTIFICATE.  Huntington National Bank, as custodian for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3

EFFECT OF SUSPENSION IN TRADING.  In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

3.4

TRANSFER AGENT’S CERTIFICATE.  Huntington Asset Services, Inc., as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver or cause Gemini Fund Services, LLC, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of Unified or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1

REPRESENTATIONS OF THE ACQUIRED FUND.  Unified and the Acquired Fund represent and warrant to Northern Lights and the Acquiring Fund as follows:

(a)

The Acquired Fund is a separate series of a business trust, duly organized, validly existing and in good standing under the laws of the State of Ohio.

(b)

The Acquired Fund is a separate series of an Ohio business trust that is registered as an open-end management investment company, and such Ohio business trust’s registration with the U.S. Securities and Exchange Commission (the “SEC”) as an investment company under the Investment Company Act of 1940 (the “1940 Act”) is in full force and effect.

(c)

The current prospectus and Statement of Additional Information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)

The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of any material provision of Unified’s Amended Declaration of Trust, as amended, or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

(e)

The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

(f)

Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement.  The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Acquired Fund’s business or its ability to consummate the transactions contemplated herein.

(g)

The financial statements of the Acquired Fund are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of April 30, 2012in all material respects as of that date, and there are no known contingent liabilities of the Acquired Fund as of that date not disclosed in such statements.

(h)

Since April 30, 2012, there have been no material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.  For the purposes of this subparagraph (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(i)

At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to be filed by such date, shall have been filed, and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof.  To the best of the Acquired Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(j)

All issued and outstanding shares of the Acquired Fund are, and at the Closing Date, will be duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund.  All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in paragraph 3.4.  The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, and has no outstanding securities convertible into any of the Acquired Fund shares.

(k)

At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder.  Upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

(l)

The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of the Acquired Fund.  Subject to approval by the Acquired Fund’s Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(m)

The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations.

(n)

From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund’s Shareholders and on the Closing Date, any written information furnished by the Acquired Fund with respect to the Acquired Fund for use in the Proxy Statement/Prospectus (as defined in paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(o)

The Acquired Fund has elected to qualify and has qualified as a “regulated investment company” (a “RIC”) under the Code as of and since its first taxable period; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its taxable year ending upon the Closing Date.

(p)

No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Ohio law for the execution of this Agreement by Unified, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

4.2

REPRESENTATIONS OF THE ACQUIRING FUND.  Northern Lights and the Acquiring Fund represent and warrant to Unified and the Acquired Fund as follows:

(a)

The Acquiring Fund is a separate series of a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b)

The Acquiring Fund is a separate series of a Delaware statutory trust that is registered as an open-end management investment company, and such Delaware statutory trust’s registration with the SEC as an investment company under the 1940 Act is in full force and effect.

(c)

The current Prospectus and Statement of Additional Information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

(d)

The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result in a violation of any material provision of Northern Lights’ Agreement and Declaration of Trust or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)

Except as otherwise disclosed in writing to the Acquired Fund and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending, or to its knowledge, threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

(f)

If the Reorganization is a shell reorganization, there shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than those issued to a seed capital investor (which shall be an affiliate of the Acquiring Fund) in order to commence operations of the Acquiring Fund;

(g)

All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund.  The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

(h)

The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(i)

The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations.

(j)

From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by Northern Lights with respect to the Acquiring Fund for use in the Proxy Statement/Prospectus  (as defined paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(k)

The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(l)

No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by Northern Lights, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by Northern Lights, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(m)

The Acquiring Fund intends to qualify as a RIC under the Code and will continue to qualify as a RIC through the end of its first taxable year.

4.3

REPRESENTATIONS OF NORTHERN LIGHTS.  Northern Lights represents and warrants to Unified and the Acquired Fund as follows:

(a)

Northern Lights has filed a post-effective amendment to its registration statement on Form N-1A for the purpose of creating the Acquiring Fund.  The post-effective amendment will be effective on or before the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1

OPERATION IN ORDINARY COURSE.  Subject to paragraphs 8.5, each of the Acquiring Fund and the Acquired Fund will operate their businesses in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and shareholder redemptions in the case of the Acquired Fund.

5.2

APPROVAL OF SHAREHOLDERS.  Unified will call a special meeting of Acquired Fund’s Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3

INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4

ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5

FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6

STATEMENT OF EARNINGS AND PROFITS.  As promptly as practicable, but in any case within sixty days after the applicable Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Cohen Fund Audit Services, Ltd. and certified by Unified’s Treasurer.

5.7

PREPARATION OF FORM N-14 REGISTRATION STATEMENT.  Northern Lights will prepare and file with the SEC a registration statement on Form N-14 (the “Registration Statement”), under the 1933 Act, relating to the Acquiring Fund Shares, which, without limitation, shall include a proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement (the “Proxy Statement/Prospectus”).  The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act.  The Acquired Fund will provide the Acquiring Fund with the materials and information necessary to prepare the Proxy Statement/Prospectus for inclusion in the Registration Statement in connection with the meeting of the Acquired Fund’s Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8

INDEMNIFICATION.

(a)

Northern Lights will assume all liabilities and obligations of Unified relating to any obligation of Unified to indemnify its current and former Trustees and officers, acting in their capacities as such with respect to the Acquired Fund, to the fullest extent permitted by law and Unified’s Declaration of Trust, as in effect as of the date of this Agreement.  Without limiting the foregoing, Northern Lights agrees that all rights to indemnification and all limitations of liability existing in favor of the current and former Trustees and officers, acting in their capacities as such with respect to the Acquired Fund, under Unified’s Declaration of Trust as in effect as of the date of this Agreement shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights that may be asserted against Northern Lights and its successors or assigns.

(b)

The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Fund’s Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund or any of its Trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

(c)

The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund’s Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund or any of its Trustees or officers may become subject, insofar as any such loss, claim damage liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

6.1

All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of that Closing Date.  The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by Northern Lights’ President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

6.2

The Acquired Fund shall have received on the Closing Date an opinion from Thompson Hine LLP, counsel to Northern Lights, dated as of such Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:

(a)

Northern Lights is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, and, to such counsel’s knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

(b)

Northern Lights is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the SEC is in full force and effect.

(c)

This Agreement has been duly authorized, executed, and delivered by Northern Lights on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Acquired Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(d)

Assuming that a consideration of not less than the net asset value of Acquiring Fund Shares has been paid, Acquiring Fund Shares to be issued and delivered to the Acquired Fund on behalf of the Acquired Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

(e)

The Registration Statement has been declared effective by the SEC and to such counsel’s knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

(f)

The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of Northern Lights’ Agreement and Declaration of Trust or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which the Acquiring Fund or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

(g)

In the ordinary course of such counsel’s representation of the Acquiring Fund, and without having made any investigation, such counsel does not know of any legal or governmental proceedings (only insofar as they relate to the Acquiring Fund) existing on or before the effective date of the Registration Statement or the Closing Date that are required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement that are not described or filed as required.

(h)

To the knowledge of such counsel no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

(i)

In the ordinary course of such counsel’s representation of the Acquiring Fund, and without having made any investigation, and except as otherwise disclosed, such counsel is not aware of any litigation or administrative proceeding of or before any court or governmental body that is presently pending or threatened as to the Acquiring Fund or any of its properties or assets.  In the ordinary course of such counsel’s representation of the Acquiring Fund, and without having made any investigation, to the knowledge of such counsel, the Acquiring Fund are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund’s business, other than as previously disclosed in the Registration Statement.

6.3

The post-effective amendment on Form N-1A filed by Northern Lights with the SEC to create the Acquiring Fund has been declared effective by the Commission.

6.4

Subject to Section 6.3 as of the Closing Date with respect to the Reorganization of the Acquired Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Fund from those fee amounts, undertakings and sales load amounts of the Acquiring Fund described in the Proxy Statement/Prospectus.

6.5

For the period beginning at the Closing Date and ending not less than three years thereafter, Northern Lights, its successor or assigns shall provide, or cause to be provided, liability coverage at least as comparable to the liability coverage currently applicable to both former and current Trustees and officers of Unified, covering the actions of such Trustees and officers of Unified for the period they served as such.

6.6

Unified shall have received a letter of indemnification from Spectrum Advisory Services, Inc., the investment adviser to the Funds (“Spectrum”) stating that it agrees to indemnify Unified, its employees, agents, directors, trustees and officers (each, an “Indemnified Party”) against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses (including settlement costs) arising out of any litigation or regulatory action (including, without limitation, any shareholder litigation and any, SEC staff inquiries, investigation, enforcement action or disciplinary action) in any way relating to the Fund, or relating to or resulting from (a) the Reorganization, (b) the management of the Fund by Spectrum, or (c) Spectrum’s duties to the Fund under the Amended and Restated Management Agreement between Unified and Spectrum, or the Investment Advisers Act of 1940, as amended (a “Claim”); except to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable legal fees or other expenses relate to or result from the action or inaction of any Indemnified Party with respect to which Unified is indemnified and held harmless under the Mutual Fund Services Agreement between Unified and Huntington Asset Services, Inc.  Spectrum shall remain liable for indemnification as contemplated herein regardless of whether the transactions contemplated by this Agreement occur, and this Section 6.6 shall survive the Closing and any termination of this Agreement pursuant to Section 11.1.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1

All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date.  The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund’s name by Unified’s President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2

The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of Unified.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH

ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1

This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with Ohio law and the provisions of Unified’s Agreement and Declaration of Trust, as amended, and By-Laws.  Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

8.2

On the Closing Date, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3

All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the SEC and of state blue sky securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4

The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5

The Acquired Fund shall have declared and paid a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s net investment company taxable income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to such Closing Date (after reduction for any capital loss carry forward).

8.6

The parties shall have received a favorable opinion of Thompson Hine LLP dated as of the Closing Date and addressed to the Acquiring Fund and Acquired Fund substantially to the effect that for federal income tax purposes with respect to the Acquired Fund:

(a)

The transfer of all of the Acquired Fund’s assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders and the termination of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)

No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

(c)

No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to the Acquired Fund’s Shareholders in exchange for such shareholders’ shares of the Acquired Fund.

(d)

No gain or loss will be recognized by the Acquired Fund’s Shareholders upon the exchange of their Acquired Fund shares for Acquiring Fund Shares in the Reorganization.

(e)

The aggregate tax basis for Acquiring Fund Shares received by each of the Acquired Fund’s Shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor by such shareholder.  The holding period of Acquiring Fund Shares to be received by each of the Acquired Fund’s Shareholders will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided the Acquired Fund shares are held as capital assets at the time of the Reorganization.

(f)

The tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization.  The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

(g)

The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to any applicable conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Such opinion shall be based on customary assumptions and such representations as Thompson Hine LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.6.

ARTICLE IX

EXPENSES

9.1

Except as otherwise provided for herein, Spectrum, or an affiliate thereof, shall bear all expenses of the transactions contemplated by this Agreement.  Such expenses include, without limitation: (a) expenses associated with the preparation and filing of the Registration Statement on Form N-14 under the 1933 Act covering Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (b) postage; (c) printing; (d) accounting fees; (e) legal and audit fees; (f) solicitation costs of the transactions, (g) the cost of winding up and liquidating the Acquired Fund, and (h) all fees listed on the closing/merger schedule provided by Huntington Asset Services, Inc.  Spectrum, or an affiliate thereof, shall remain liable for expenses, regardless of whether the transactions contemplated by this Agreement occur, and this Section 9.1 shall survive the Closing and any termination of this Agreement, pursuant to paragraph 11.1.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL

10.1

Northern Lights, on behalf of the Acquiring Fund, and Unified, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2

The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing Date, and the obligations of the Acquiring Fund, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1

This Agreement may be terminated by the mutual agreement of Northern Lights and Unified.  In addition, either Northern Lights or Unified may at its option terminate this Agreement at or prior to either Closing Date due to:

(a)

a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days;

(b)

a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c)

a determination by the party’s Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the party, and to give notice to the other party hereto.

11.2

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Acquired Fund, Northern Lights, Unified, or the respective Trustees or officers to the other party or its Trustees or officers, but paragraph 9.1 shall continue to apply.

ARTICLE XII

AMENDMENTS

12.1

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund’s Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions to the detriment of such shareholders.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3

This Agreement shall be governed by and construed in accordance with the laws of the State of Ohio, without giving effect to the conflicts of laws provisions thereof.

13.4

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5

It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Northern Lights personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Agreement and Declaration of Trust of Northern Lights.  The execution and delivery of this Agreement have been authorized by the Trustees of Northern Lights on behalf of the Acquiring Fund and signed by authorized officers of Northern Lights, acting as such.  Such authorization by such Trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund as provided in Northern Lights’ Agreement and Declaration of Trust.

13.6

It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Unified personally, but shall bind only the trust property of the Acquired Fund, as provided in Unified’s Agreement and Declaration of Trust, as amended.  The execution and delivery of this Agreement have been authorized by the Trustees of Unified on behalf of the Acquired Fund and signed by authorized officers of Unified, acting as such.  Such authorization by such Trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquired Fund as provided in Unified’s Agreement and Declaration of Trust, as amended.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

NORTHERN LIGHTS FUND TRUST III, on behalf of the Acquiring Fund

By:_______________________

Name:

Andrew Rogers

Title:

President

UNIFIED SERIES TRUST, on behalf of the Acquired Fund

By:________________________

Name:

John C. Swhear

Title:

Interim President and Senior Vice President

SPECTRUM ADVISORY SERVICES, INC., with respect to Paragraphs 6.6 and 9.1 only

By:_________________________

Name:

Marc C. Heilweil

Title:

President

Schedule A

Shareholders of the Acquired Fund will receive shares of the corresponding Acquiring Fund

Unified Fund (Acquired Fund)	Northern Lights Fund (Acquiring Fund)
Marathon Value Portfolio	Marathon Value Portfolio

Appendix B

SHAREHOLDER INFORMATION FOR MARATHON VALUE PORTFOLIO

Ownership of Securities of the Fund.  As of the Record Date, the Existing Fund had the following number of shares issued and outstanding.

Shares Issued & Outstanding as of [ January 17 ], 2013
Marathon Value Portfolio	[__________]

As of the same date, the following persons owned beneficially or of record more than 5% of the outstanding shares of the Marathon Value Portfolio:

Principal Shareholders and Control Persons as of [ January 17 ], 2013	Shareholder and Address	Percentage of Fund Owned	Record or Beneficial Owner?

[As of the Record Date no beneficial shareholder owned 25% or more of the outstanding shares of the Fund, and as such, no beneficial shareholder would be presumed to be in “control” (as that term is defined in the 1940 Act) of the Fund or that class.  Beneficial shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of a Fund.

As of the Record Date, the Officers and Trustees of the Unified Series Trust, as a group, did not own any shares of the Marathon Value Portfolio. ]

Appendix C

VALUATION, PURCHASE, REDEMPTION AND TAX INFORMATION

HOW SHARES ARE PRICED

The net asset value ("NAV") and offering price (NAV plus any applicable sales charges) of the Fund’s shares is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business.  NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV).  The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used.  In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) Adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund shares.  In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in the Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Purchasing Shares: The shares are offered at the public offering price, which is net asset value per share. You may purchase shares of the Fund by sending a completed application form to the following address:

via Regular Mail
Marathon Value Portfolio c/o Gemini Fund Services, LLC P.O Box 541150 Omaha, Nebraska 68154-1150

or Overnight Mail
Marathon Value Portfolio c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130-2095

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Automatic Investment Plan: You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. Please contact the Fund at 1-[___]-[___]-[____] for more information about the Fund’s Automatic Investment Plan.

Purchase through Brokers: You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire: If you wish to wire money to make an investment in the Fund, please call the Fund at 1-[___]-[___]-[____] for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to the Fund. The Fund will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note: Gemini Fund Services, LLC, the Fund’s transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any check returned to the transfer agent for insufficient funds.

When Order is Processed: All shares will be purchased at the NAV per share next determined after the Fund receives your application or request in good order. All requests received in good order by the Fund before 4:00 p.m. (Eastern time) will be processed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

the name of the Fund

the dollar amount of shares to be purchased

a completed purchase application or investment stub

check payable to the "Marathon Value Portfolio"

Retirement Plans: You may purchase shares of the Fund for your individual retirement plans. Please call the Fund at 1-[___]-[___]-[____] for the most current listing and appropriate disclosure documentation on how to open a retirement account.

HOW TO REDEEM SHARES

Redeeming Shares: You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

via Regular Mail
Marathon Value Portfolio c/o Gemini Fund Services, LLC P.O Box 541150 Omaha, Nebraska 68154-1150

or Overnight Mail
Marathon Value Portfolio c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130-2095

Redemptions by Telephone: The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-[___]-[___]-[____]. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Fund, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Fund or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker: If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund. The servicing agent may charge a fee for this service.

Redemptions by Wire: You may request that your redemption proceeds be wired directly to your bank account. The Fund’s transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan: If your individual accounts, IRA or other qualified plan account have a current account value of at least $[_____], you may participate in the Fund’s Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from the Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $250 on specified days of each month into your established bank account. Please contact the Fund at 1-[___]-[___]-[____] for more information about the Fund’s Automatic Withdrawal Plan.

Redemptions in Kind: The Fund reserves the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities ("redemption in kind") if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of the Fund’s net assets at the beginning of the 90-day period). The securities will be chosen by the Fund and valued using the same procedures as used in calculating the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent: Once the Fund receives your redemption request in "good order" as described below, it will issue a check based on the next determined NAV following your redemption request. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in "good order." If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date).

Good Order: Your redemption request will be processed if it is in "good order." To be in good order, the following conditions must be satisfied:

The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

The request must identify your account number;

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $[______], the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees: If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Fund with your signature guaranteed. A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

•

you request a redemption to be made payable to a person not on record with the Fund;

•

you request that a redemption be mailed to an address other than that on record with the Fund;

•

the proceeds of a requested redemption exceed $[_____];

•

any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or

•

your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.

Retirement Plans: If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding. Please call the Fund at 1-[___]-[___]-[____] for the most current listing and appropriate disclosure documentation on how to open a retirement account.

Low Balances: If at any time your account balance falls below $1,000, the Fund may notify you that, unless the account is brought up to at least $1,000 within 30 days of the notice, your account could be closed. After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below required minimums due to a decline in NAV. The Fund will not charge any redemption fee on involuntary redemptions.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund discourages and does not accommodate market timing. Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Fund’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund currently uses several methods to reduce the risk of market timing. These methods include:

•

Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s "Market Timing Trading Policy";

•

Rejecting or limiting specific purchase requests; and

•

Rejecting purchase requests from certain investors.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

Based on the frequency of redemptions in your account, the Adviser or Transfer Agent may in its sole discretion determine that your trading activity is detrimental to the Fund as described in the Fund’s Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Fund.

The Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Fund.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund. While the Fund will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information to the extent known to the broker to the Fund upon request. If the Fund or its Transfer Agent or shareholder Servicing Agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of the Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares, you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.)

The Fund intends to distribute substantially all of its net investment income and net capital gains annually. Both distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend, redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisers to determine the tax consequences of owning the Fund’s shares.

DISTRIBUTION OF SHARES

Distributor: Northern Lights Distributors, LLC, 17605 Wright Street, Omaha, NE 68130, is the distributor for the shares of the Fund. Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Shares of the Fund are offered on a continuous basis.

Compensation to Financial Intermediaries: The Fund’s distributor, its affiliates, and the Fund’s Adviser and its affiliates may, at their own expense and out of their own assets including their legitimate profits from Fund-related activities, provide cash payments to financial intermediaries who sell shares of the Fund. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to any Rule 12b-1 fees or sales charges, to the extent applicable and disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Householding: To reduce expenses, we mail only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-[___]-[___]-[____] on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

Appendix D

FINANCIAL HIGHLIGHTS

It is anticipated that following the Reorganization, the New Fund will be the accounting survivor of the Existing Fund.  The following financial highlights tables are intended to help you understand the Existing Fund’s financial performance for the period shown below.  The total return presented in the table represents the rate that an investor would have earned on an investment in the Fund for the stated period (assuming reinvestment of all Fund distributions).  The information presented in the tables below for the years ended October 31 has been audited by Cohen Fund Audit Services, Ltd., an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.  The financial highlights tables on the following pages reflect selected per share data and ratios for a share outstanding of the Fund throughout each period.

Marathon Value Portfolio

Financial Highlights

(For a share outstanding throughout each period)

PART B

STATEMENT OF ADDITIONAL INFORMATION

[______________], 2013

THE REORGANIZATION OF

Marathon Value Portfolio

(a series of Unified Series Trust (“UST”))

INTO

Marathon Value Portfolio

(a series of Northern Lights Fund Trust III (“NLFT”))

This Statement of Additional Information dated [____________], 2013 (the “SAI”) is not a prospectus.  A proxy statement/prospectus dated [__________], 2013 (the “proxy statement/prospectus”) related to the above referenced matter may be obtained from Northern Lights Fund Trust III (the “Trust” or “NLFT”), on behalf of the Marathon Value Portfolio, by writing or calling NLFT at the address and telephone number shown above.  This SAI should be read in conjunction with such proxy statement/prospectus.

You should rely only on the information contained in this SAI and the proxy statement/prospectus.  NLFT has not authorized others to provide additional information.  This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.

Further information about the Marathon Value Portfolio, a series of UST (the “Existing Fund”), is contained in the Statement of Additional Information for the for the Existing Fund, dated February 28, 2012, which is incorporated by reference to Post-Effective Amendment No. 220 to UST’s Registration Statement on Form N-1A (File No. 811- 21237), filed with the SEC on February 29, 2012.  The audited financial statements and related independent registered public accountants' report for the Existing Fund are incorporated by reference to the Annual Report of the Existing Fund for the fiscal year ended October 31, 2012, filed on Form N-CSR (File No. 811-21237) with the SEC on [January 9 , 2013].

The Statement of Additional Information for the Marathon Value Portfolio, a series of NLFT (the “New Fund”), is not yet effective and is subject to completion. The New Fund has not yet commenced operations and, therefore, has not produced shareholder reports.

Table of Contents

Pro Forma Financial Statements of the combined Marathon Value Portfolio (a series of UST) and Marathon Value Portfolio (a series of NLFT) for the period ended [October 31,2012].	1

INTRODUCTION

The proposed transaction, if approved by shareholders, will result in: (i) the transfer of all of the assets and liabilities of the Existing Fund in exchange for shares of the New Fund; and (ii) the distribution of shares of the New Fund so received to shareholders of the Existing Fund.

The Portfolio of Investments, Statement of Assets and Liabilities and the Statement of Operations for the combined Marathon Value Portfolio, set forth in the following Pro Forma Financial Statements, are for the period ended [October 31, 2012].

Marathon Value Portfolio
Schedule of Investments
Pro Forma (unaudited)
October 31, 2012	Marathon Value Portfolio
			Pro Forma Adjust-ments	Pro Forma Series of Marathon Value Portfolio

Common Stocks - 80.75%	Shares	Fair Value		Shares	Fair Value

Automobiles, Parts & Equipment - 2.34%
Advance Auto Parts, Inc.	6,200	$439,828		6,200	$439,828
Autoliv, Inc.	3,600	207,360		3,600	207,360
Genuine Parts Co.	8,500	531,930		8,500	531,930
		1,179,118			1,179,118

Banking - Financial - 4.91%
B of I Holdings, Inc. (a)	16,400	461,168		16,400	461,168
Credit Suisse Group AG (b)	8,500	198,390		8,500	198,390
Northeast Bancorp	50,900	485,077		50,900	485,077
Seacoast Banking Corp. of Florida (a)	191,642	306,627		191,642	306,627
SunTrust Banks, Inc.	18,500	503,200		18,500	503,200
U.S. Bancorp	15,530	515,751		15,530	515,751
		2,470,213			2,470,213

Communications, Broadcasting & Cable - 0.41%
SK Telecom Co., Ltd. (b)	13,300	207,879		13,300	207,879

Computer Software & Hardware - 6.61%
Cisco Systems, Inc.	29,000	497,060		29,000	497,060
Google, Inc. - Class A (a)	1,100	747,747		1,100	747,747
Hewlett-Packard Co.	17,000	235,450		17,000	235,450
Intel Corp.	15,000	324,375		15,000	324,375
International Business Machines Corp.	6,200	1,206,086		6,200	1,206,086
Microsoft Corp.	11,100	316,739		11,100	316,739
		3,327,457			3,327,457

Data Services - 3.65%
Automatic Data Processing, Inc.	6,700	387,193		6,700	387,193
Equifax, Inc.	9,800	490,392		9,800	490,392
Global Payments, Inc.	9,500	406,125		9,500	406,125
Total System Services, Inc.	11,000	247,390		11,000	247,390
Verisk Analytics, Inc. - Class A (a)	6,000	306,000		6,000	306,000
		1,837,100			1,837,100

Delivery and Freight Services - 1.43%
United Parcel Service, Inc. - Class B	9,800	717,850		9,800	717,850

Durable Goods - 0.21%
Pentair Ltd	2,545	107,489		2,545	107,489

Electric Components, Parts & Equipment - 5.47%
Avnet, Inc. (a)	21,600	618,840		21,600	618,840
Corning, Inc.	22,500	264,375		22,500	264,375
Linear Technology Corp.	21,500	672,090		21,500	672,090
Secom Co., Ltd. (b)	23,139	298,030		23,139	298,030
TE Connectivity, Ltd.	9,000	289,620		9,000	289,620
Texas Instruments, Inc.	12,200	342,698		12,200	342,698
Zebra Technologies Corp. - Class A (a)	7,480	268,756		7,480	268,756
		2,754,409			2,754,409
Marathon Value Portfolio
Schedule of Investments - continued
October 31, 2012

Common Stocks - 80.75% - continued	Shares	Fair Value		Shares	Fair Value

Energy - 5.98%
Anadarko Petroleum Corp.	5,000	$344,050		5,000	$344,050
ConocoPhillips	6,600	381,810		6,600	381,810
Exxon Mobil Corp.	5,323	485,298		5,323	485,298
Noble Corp.	22,900	864,246		22,900	864,246
Phillips 66	8,000	377,280		8,000	377,280
RPC, Inc.	13,500	154,710		13,500	154,710
Sasol Ltd. (b)	9,500	402,895		9,500	402,895
		3,010,289			3,010,289

Finance - 0.32%
Reading International, Inc. - Class A (a)	26,300	159,115		26,300	159,115

Gold & Silver Ores - 0.79%
Allied Nevada Gold Corp. (a)	10,800	398,736		10,800	398,736

Healthcare - 4.24%
Becton, Dickinson & Co.	5,500	416,240		5,500	416,240
Cardinal Health, Inc.	5,500	226,215		5,500	226,215
Life Technologies Corp. (a)	7,808	381,889		7,808	381,889
St. Jude Medical, Inc.	12,500	478,250		12,500	478,250
Stryker Corp.	9,700	510,220		9,700	510,220
Thermo Fisher Scientific, Inc.	2,000	122,120		2,000	122,120
		2,134,934			2,134,934

Household Products - 3.62%
Colgate-Palmolive Co.	6,600	692,736		6,600	692,736
Kimberly-Clark Corp.	6,400	534,080		6,400	534,080
Procter & Gamble Co.	8,627	597,334		8,627	597,334
		1,824,150			1,824,150

Industrial Conglomerates - 8.67%
3M Co.	10,700	937,320		10,700	937,320
Eaton Corp.	18,100	854,682		18,100	854,682
Emerson Electric Co.	11,400	552,102		11,400	552,102
General Electric Co.	23,300	490,698		23,300	490,698
Leggett & Platt, Inc.	5,200	137,956		5,200	137,956
Raven Industries, Inc.	26,684	728,206		26,684	728,206
Tyco International, Ltd.	24,775	665,704		24,775	665,704
		4,366,668			4,366,668

Industrial Machinery - 4.58%
Graco, Inc.	25,438	1,222,550		25,438	1,222,550
Illinois Tool Works, Inc.	8,300	509,039		8,300	509,039
Lincoln Electric Holdings, Inc.	13,300	576,821		13,300	576,821
		2,308,410			2,308,410

Insurance - 5.01%
Alleghany Corp. (a)	3,013	1,047,319		3,013	1,047,319
Aon Corp.	5,000	269,750		5,000	269,750
Berkshire Hathaway, Inc. - Class B (a)	6,500	561,275		6,500	561,275
National Western Life Insurance Co. - Class A	1,306	183,323		1,306	183,323
White Mountains Insurance Group, Ltd.	900	461,430		900	461,430
		2,523,097			2,523,097

Materials - 0.28%
Resolute Forest Products (a)	11,500	140,300		11,500	140,300

Marathon Value Portfolio
Schedule of Investments - continued
October 31, 2012
Common Stocks - 80.75% - continued	Shares	Fair Value		Shares	Fair Value

Packaged Foods - 3.36%
Archer-Daniels-Midland Co.	16,000	$429,440		16,000	$429,440
Campbell Soup Co.	15,500	546,685		15,500	546,685
PepsiCo, Inc.	10,300	713,172		10,300	713,172
		1,689,297			1,689,297

Pharmaceuticals - 3.50%
Bristol-Myers Squibb Co.	8,500	282,625		8,500	282,625
GlaxoSmithKline plc (b)	10,000	449,000		10,000	449,000
Novartis AG (b)	6,845	413,849		6,845	413,849
Novo Nordisk A/S (b)	1,300	208,377		1,300	208,377
Pfizer, Inc.	11,500	286,005		11,500	286,005
Teva Pharmaceutical Industries Ltd. (b)	3,000	121,260		3,000	121,260
		1,761,116			1,761,116

Publishing & Printing Media - 0.73%
John Wiley & Sons, Inc. - Class A	8,500	368,730		8,500	368,730

Restaurants - 1.45%
McDonald's Corp.	8,400	729,120		8,400	729,120

Retail Stores - 6.32%
Bed Bath & Beyond, Inc. (a)	8,600	496,048		8,600	496,048
Costco Wholesale Corp.	6,300	620,109		6,300	620,109
Family Dollar Stores, Inc.	2,500	164,900		2,500	164,900
Lowe's Companies, Inc.	23,500	760,930		23,500	760,930
Staples, Inc.	20,120	231,682		20,120	231,682
Tiffany & Co.	4,000	252,880		4,000	252,880
Walgreen Co.	8,000	281,840		8,000	281,840
Weis Markets, Inc.	9,100	374,556		9,100	374,556
		3,182,945			3,182,945

Services - Detective, Guard & Armored Car - 0.59%
ADT Corp. / The (a)	7,138	296,278		7,138	296,278

Services - Miscellaneous Amusement & Recreation - 0.78%
Walt Disney Co. / The	8,000	392,560		8,000	392,560

Specialty Chemicals - 5.16%
Koninklijke DSM NV (b)	19,621	257,035		19,621	257,035
PPG Industries, Inc.	9,000	1,053,720		9,000	1,053,720
Valspar Corp.	23,000	1,288,690		23,000	1,288,690
		2,599,445			2,599,445

Staffing Services - 0.34%
CDI Corp.	10,100	173,619		10,100	173,619

TOTAL COMMON STOCKS (Cost $28,360,959)		40,660,324			40,660,324

Real Estate Investment Trusts - 2.28%

Colony Financial, Inc.	11,481	229,735		11,481	229,735
EastGroup Properties, Inc.	3,800	197,828		3,800	197,828
Plum Creek Timber Co., Inc.	16,370	718,643		16,370	718,643

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $768,137)		1,146,206			1,146,206

Marathon Value Portfolio
Schedule of Investments - continued
October 31, 2012

Preferred Stock - 0.83%	Shares	Fair Value	Shares	Fair Value

E. I. du Pont de Nemours & Co., callable on 01/04/2013 @ $120	4,000	$420,600	4,000	$420,600

TOTAL PREFERRED STOCK (Cost $308,578)		420,600		420,600

Corporate Bonds - 7.97%	Principal Amount	Fair Value	Principal Amount	Fair Value

Bank of America Corp., 0.719%, 09/15/2014 (c)	$250,000	$247,538	$250,000	$247,538
Case New Holland, Inc., 7.750%, 09/01/2013	350,000	369,250	350,000	369,250
Chesapeake Energy Corp., 9.500%, 02/15/2015	300,000	337,500	300,000	337,500
CWABS, Inc., 0.871%, 04/25/2032 (c) (d)	63,217	37,489	63,217	37,489
CWABS, Inc., 3.211%, 10/25/2032 (c) (d)	27,904	2,350	27,904	2,350
Duke Realty LP, 6.250%, 05/15/2013	300,000	308,414	300,000	308,414
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	300,000	316,531	300,000	316,531
IMPAC CMB Trust, 1.111%, 10/25/2033 (c) (e)	97,592	97,611	97,592	97,611
IMPAC CMB Trust, 1.051%, 09/25/2034 (c) (e)	116,905	99,224	116,905	99,224
Ingles Markets, Inc., 8.875%, 05/15/2017	350,000	378,438	350,000	378,438
JPMorgan Chase & Co., 5.750%, 01/02/2013	300,000	302,652	300,000	302,652
Mississippi Chemical Corp., 7.250%, 11/15/2017 (a) (f)	125,000	-	125,000	-
Mondelez International, Inc., 5.250%, 10/01/2013	500,000	519,986	500,000	519,986
PlainsCapital Bank, 0.200%, 12/07/2012	250,000	249,962	250,000	249,962
SunTrust Bank / Atlanta GA, 0.660%, 04/01/2015 (c)	300,000	292,401	300,000	292,401
Susquehanna Bank / Lititz PA, 0.250%, 12/07/2012	250,000	249,973	250,000	249,973
Tesoro Corp., 6.500%, 06/01/2017	200,000	206,500	200,000	206,500

TOTAL CORPORATE BONDS (Cost $4,045,587)		4,015,819		4,015,819

Money Market - 8.11%	Shares		Shares

Fidelity Institutional Money Market Portfolio, 0.20% (c)	4,084,732	$4,084,732	4,084,732	$4,084,732

TOTAL MONEY MARKETS (Cost $4,084,732)		4,084,732		4,084,732

TOTAL INVESTMENTS (Cost $37,567,993) - 99.94%		$50,327,681		$50,327,681

Other assets in excess of liabilities - 0.06%		28,831	23,575 [1]	52,406

TOTAL NET ASSETS - 100.00%		$50,356,512		$50,380,087

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate securities; the coupon rate shown represents the rate at October 31, 2012.
(d) Asset-Backed Security.
(e) Collateralized mortgage obligation.
(f) In default, issuer filed Chapter 11 bankruptcy. This security is currently valued according to fair value procedures approved by the Trust.

[1] Represents adjustment to reflect all changes in fees and expenses.

Marathon Value Portfolio
Statement of Assets and Liabilities
October 31, 2012

Assets	Marathon	Pro Forma	Pro Forma Series of Marathon
Investments in securities	Value Portfolio	Adjustments	Value Portfolio
At cost	$ 37,567,993		$ 37,567,993
At fair value	50,327,681		50,327,681

Dividends receivable	35,390		35,390
Interest receivable	49,901		49,901
Receivable from capital stock sold	50,951		50,951
Receivable from tax reclaim	567		567
Total assets	50,464,490		50,464,490

Liabilities
Payable for capital stock purchased	2,000		2,000
Accrued advisory fees (a)	105,978	(23,575) [1]	82,403
Total liabilities	107,978		84,403

Net Assets	$ 50,356,512	23,575 [1]	$ 50,380,087

Net Assets consist of:
Paid in capital	36,938,268		36,938,268
Accumulated undistributed net investment income (loss)	272,751	23,575 [1]	296,326
Accumulated net realized gain (loss) on investments	385,805		385,805
Net unrealized appreciation (depreciation) on investments	12,759,688		12,759,688

Net Assets	$ 50,356,512	23,575 [1]	$ 50,380,087

Shares outstanding (unlimited number of shares authorized)	2,841,682		2,841,682

Net Asset Value
Offering and redemption price per share	$ 17.72	0.01	$ 17.73

(a) See Note 4 in the Notes to the Financial Statements.
[1] Represents adjustment to refelct new advisory fee of 1.20%.

Marathon Value Portfolio
Statement of Operations
For the year ended October 31, 2012
	Marathon Value Portfolio	Pro Forma Adjustments	Pro Forma Series of Marathon Value Portfolio

Investment Income
Dividend income (net of foreign withholding tax of $9,509)	$ 828,900		$ 828,900
Interest income	104,680		104,680
Total Income	933,580		933,580

Expenses
Investment advisor fee (a)	583,729	(23,575) [1]	560,154
Total Expenses	583,729	(23,575) [1]	560,154
Net Investment Income (Loss)	349,851	23,575 [1]	373,426

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	385,315		385,315
Change in unrealized appreciation (depreciation)
on investment securities	3,701,211		3,701,211
Net realized and unrealized gain (loss) on investment securities	4,086,526		4,086,526
Net increase (decrease) in net assets resulting from operations	$ 4,436,377	23,575 [1]	$ 4,459,952

(a) See Note 4 to the Financial Statements
[1] Represents adjustment to refelct new advisory fee of 1.20%.

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)

1.

ORGANIZATION

At a special meeting, held on November 20, 2012 and November 29, 2012, respectively, of the Boards of Trustees of the Unified Series Trust and Northern Lights Fund Trust III, each Board approved an Agreement and Plan of Reorganization (the "Plan").  Pursuant to the Plan and subject to approval by the shareholders of the Marathon Value Portfolio (the "Target Fund"), a series of the Unified Series Trust, the Target Fund will transfer all of its assets, subject to its liabilities, to the Marathon Value Portfolio (the "Acquiring Fund" or the "Fund") a series of the Northern Lights Fund Trust III, in exchange for a number of shares of the Acquiring Fund equal in value to the net assets of the Target Fund (the "Exchange").  Shares of the Acquiring Fund will then be distributed to the Target Fund's shareholders on a pro rata basis in liquidation of the Target Fund.

The Exchange will be accounted for as a tax-free reorganization of an investment company.  The accompanying unaudited pro forma financial statements are presented to show the effect of the transfer of assets and liabilities of the Target Fund in exchange for shares of the Acquiring Fund.  The unaudited pro forma combining schedules of investments and combining statements of assets and liabilities reflect the financial position of the Target Fund and the Acquiring Fund as of October 31, 2012.  The unaudited pro forma combining statements of operations reflect the results of operations of the Target Fund and Acquiring Fund for the twelve months ended October 31, 2012.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund.

The unaudited pro forma combining schedules of investments, combining statements of assets and liabilities and combining statements of operations should be read in conjunction with the historical financial statements of the Target Fund, included in the annual report dated October 31, 2012, and incorporated by reference in the Statement of Additional Information of the Unified Series Trust.  The Marathon Value Portfolio has not yet commenced operations and, therefore, has not produced shareholder reports.  The pro forma combining financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Exchange occurred on October 31, 2011.  Following the Exchange, the Target Fund will be the accounting and performance survivor.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (‘‘Accounting Principles’’), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investments in mutual funds are valued at the net asset value of each fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in securities traded on a national securities exchange, including exchange-traded funds, are valued at the last sales price on that exchange. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are generally valued at the mean of the last quoted bid and ask prices. For securities for which market quotations are not readily available, Manarin Investment Counsel, Ltd. (the‘‘Manager’’) values these securities at fair value in accordance with procedures approved by the Board. The Board reviews these valuations quarterly.

Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process —  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2012, for the Fund’s investments measured at fair value:

*Refer to the Portfolio of Investments for industry classification.

**The Fund held a Mississippi Chemical Corp. corporate bond during the entire reporting period. The bond was fair valued at $0 during the entire period, and is classified as a Level 3 security. There was no activity related to this security during the year, nor did the Fund purchase, sell, or hold any other Level 3 securities during the period. Therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. During the fiscal year ended October 31, 2012, there were no transfers between levels. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Security transactions and related income– Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken by the Fund in its 2010, 2011 and 2012 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT ADVISORY AGREEMENT/TRANSACTIONS WITH AFFILIATES

Spectrum Advisory Services, Inc., serves as investment adviser to the Fund. The Adviser provides investment advisory services and pays most of the Fund’s operating expenses (with certain exceptions) in return for a “universal fee.” For its services to the Fund, the Adviser is entitled to receive an annual fee equal to 1.20% of the Fund’s average daily net assets. The Fund, not the Adviser, pays the following expenses: brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary or nonrecurring expenses. The Fund’s Adviser contractually has agreed to waive its fees and/or reimburse expenses to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage fees and commissions; taxes; borrowing costs, such as dividend expenses on securities sold short; extraordinary or non-recurring expenses; and any 12b-1 fees) at 1.20% of the Fund’s average daily net assets through October 31, 2014.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits.  This expense cap may not be terminated prior to this date except by the Board of Trustees.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

4.

SHARES OF BENEFICIAL INTEREST

The pro forma net asset value per share of the Acquiring Fund assumes the issuance of 2,841,682 shares of beneficial interest of Acquiring Fund.  Each of the Target Fund shareholders will receive Acquiring Fund shares.

5.

PRO FORMA OPERATING EXPENSES

The accompanying pro forma financial statements reflect changes in expenses of the Target Fund as if the Exchanges had taken place as of the beginning of the twelve-month period ended October 31, 2012.  Although it is anticipated that there will be an elimination of certain duplicative expenses as a result of the Exchanges, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future expenses.

6.

ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

7.

FEDERAL INCOME TAXES

The Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). After the acquisition, the Acquiring Fund intends to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

The identified cost of investments for the Fund is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the Acquiring Fund.  At October 31, 2010, the Fund had available for federal tax purposes an unused capital loss carryforward of $423,033, which is available for offset against future taxable net capital gains. To the extent these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Amount

Expires October 31,

$423,033

 2017

PART C

OTHER INFORMATION

OTHER INFORMATION

ITEM 15.   INDEMNIFICATION.

Reference is made to Article VIII of the Registrant's Agreement and Declaration of Trust Instrument, Section 8 of the Underwriting Agreement, Section 7 of the Custody Agreement, and Section 4 of the Fund Services Agreement, each of which is incorporated herein by reference as provided in Item 16 below.  The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold Northern Lights Distributors (NLD), its several officers and directors, and any person who controls NLD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which NLD, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv) the Registrant’s failure to provide NLD with advertising or sales materials to be filed with the FINRA on a timely basis.

The Fund Services Agreements with Gemini Fund Services, LLC (GFS) provides that the Registrant agrees to indemnify and hold GFS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Registrant’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Registrant’s lack of good faith, gross negligence or willful misconduct with respect to the Registrant’s performance under or in connection with this Agreement.

The Consulting Agreement with Northern Lights Compliance Services, LLC (NLCS) provides that the Registrant agree to indemnify and hold NLCS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Trust’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Trust’s lack of good faith, gross negligence or willful misconduct with respect to the Trust’s performance under or in connection with the Agreement.  NLCS shall not be liable for, and shall be entitled to rely upon, and may act upon information, records and reports generated by the Trust, advice of the Trust, or of counsel for the Trust and upon statements of the Trust’s independent accountants, and shall be without liability for any action reasonably taken or omitted pursuant to such records and reports.

ITEM 16.  EXHIBITS.

(1)  Charter Document.  Registrant's Agreement and Declaration of Trust is incorporated by reference to Exhibit 28(a) to the Registrant's Registration Statement on Form N-1A filed with the Securities & Exchange Commission ("SEC") on December 30, 2011.

(2) By-laws.   Registrant's By-Laws are incorporated by reference to Exhibit 28(b) to the Registrant's Registration Statement on Form N-1A filed with the SEC on December 30, 2011.

(3) Voting Trust Agreements.  None

(4)  Agreement of Reorganization.  Agreement and Plan of Reorganization (form of) is filed herewith.

(5)  Instruments Defining Rights of Security Holders.  None other than in the Declaration of Trust and By-Laws of the Registrant.

(6)  Investment Advisory Contracts.

(i)Management Agreement for Lifetime Achievement Fund is incorporated by reference to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 09, 2012.

(ii)Investment Advisory Agreement between Swan Wealth Advisors, Inc. and Registrant, with respect to the Swan Defined Risk Fund, is incorporated by reference to Post-Effective Amendment No. 17,filed with the SEC on November 13, 2012.

(iii)Investment Advisory Agreement between Taylor Investment Advisors, LP and Registrant, with respect to the Taylor Xplor Managed Futures Strategy Fund, is incorporated by reference to Post-Effective Amendment No. 8,filed with the SEC on August 23, 2012.

(iv)Sub-Advisory Agreement between Taylor Investment Advisors, LP and BlackRock Investment Management, LLC with respect to Taylor Xplor Managed Futures Strategy Fund, is incorporated by reference to Post-Effective Amendment No. 17,filed with the SEC on November 13, 2012.

(v)Investment Advisory Agreement between CARF Management, LLC and Registrant, with respect to the River Rock IV Fund, is incorporated by reference to Post-Effective Amendment No. 10,filed with the SEC on September 5, 2012.

(vi)Investment Advisory Agreement between Footprints Asset Management & Research, Inc., and Registrant, with respect to the Footprints Discover Value Fund, is incorporated by reference to Post-Effective Amendment No. 17,filed with the SEC on November 13, 2012.

(vii)Investment Advisory Agreement between GL Capital Partners, LLC, and Registrant, with respect to the GL Macro Performance Fund, is incorporated by reference to Post-Effective Amendment No. 20,filed with the SEC on December 10, 2012.

(viii)Investment Advisory Agreement between Persimmon Capital Management, LP, and Registrant, with respect to the Persimmon Long/Short Fund, is incorporated by reference to Post-Effective Amendment No. 23,filed with the SEC on December 17, 2012.

(ix) Form of Investment Sub-Advisory Agreement between Persimmon Capital Management, LP and Caerus Global Investors, LLC, with respect to the Persimmon Long/Short Fund, is incorporated by reference to Post-Effective Amendment No. 23,filed with the SEC on December 17, 2012.

(x) Form of Investment Sub-Advisory Agreement between Persimmon Capital Management, LP and Inflection Partners LLC, with respect to the Persimmon Long/Short Fund, is incorporated by reference to  Post-Effective Amendment No. 23,filed with the SEC on December 17, 2012.

(xi) Form of Investment Sub-Advisory Agreement between Persimmon Capital Management, LP and M.A. Weatherbie & Co., Inc., with respect to the Persimmon Long/Short Fund, is incorporated by reference to Post-Effective Amendment No. 23,filed with the SEC on December 17, 2012.

(xii) Form of Investment Sub-Advisory Agreement between Persimmon Capital Management, LP and Open Field Capital LLC, with respect to the Persimmon Long/Short Fund, is incorporated by reference to Post-Effective Amendment No. 23,filed with the SEC on December 17, 2012.

(xiii) Form of Investment Sub-Advisory Agreement between Persimmon Capital Management, LP and Sonica Capital, LLC, with respect to the Persimmon Long/Short Fund, is incorporated by reference to Post-Effective Amendment No. 23,filed with the SEC on December 17, 2012.

(xiv)Investment Advisory Agreement between Good Harbor Financial, LLC and Registrant, with respect to the Good Harbor U.S. Tactical Core Fund, is incorporated by reference to Post-Effective Amendment No. 24,filed with the SEC on December 26, 2012.

(xv)Investment Advisory Agreement between Spectrum Advisory Services, Inc. and Registrant, with respect to the Marathon Value Portfolio, to be filed by amendment.

(xvi)Investment Advisory Agreement between Momentum Investment Partners, LLC d/b/a Avatar Investment Management and Registrant, with respect to the Avatar Capital Preservation Fund, Avatar Tactical Fixed Income Fund, Avatar Absolute Return Fund and Avatar Global Opportunities Fund, to be filed by amendment.

(xvii)Form of Investment Sub-Advisory Agreement between Persimmon Capital Management, LP and Turner Investments, L.P., with respect to the Persimmon Long/Short Fund, is incorporated by reference to Post-Effective Amendment No. 23,filed with the SEC on December 17, 2012.

(xviii) Form of Investment Sub-Advisory Agreement between Persimmon Capital Management, LP and ISF Management, LLC, with respect to the Persimmon Long/Short Fund, is incorporated by reference to Post-Effective Amendment No. 23,filed with the SEC on December 17, 2012.

(xix) Investment Advisory Agreement between Triumph Alternatives, LLC and Registrant, with respect to the Discretionary Managed Futures Strategy Fund, to be filed by amendment.

(xx) Investment Sub-Advisory Agreement between Triumph Alternatives, LLC and Milne, LLC d/b/a/ JK Milne Asset Management, with respect to the Discretionary Managed Futures Strategy Fund, to be filed by amendment.

(xxi) Investment Advisory Agreement between Pinnacle Family Advisers, LLC and Registrant, with respect to the Pinnacle Tactical Allocation Fund to be filed by amendment.

(7) Underwriting Contracts. Underwriting Agreement is incorporated by reference to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 9, 2012.

(8) Bonus or Profit Sharing Contracts. None.

(9)Custodial Agreement.

(i) Custody Agreement between the Registrant and The Huntington National Bank is incorporated by reference to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 9, 2012.

(ii) Custody Agreement between the Registrant and Union Bank, N.A. is incorporated by reference to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 9, 2012.

(10)Rule 12b-1 Plans and Rule 18f-3 Plan.

(i)Plan of Distribution Pursuant to Rule 12b-1 is incorporated by reference to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 9, 2012.

(ii)Rule 12b-1 Plan of Swan Defined Risk Fund is incorporated by reference to Post-Effective Amendment No. 17, filed with the SEC on November 13, 2012.

(iii)Rule 12b-1 Plan of Taylor Xplor Managed Futures Strategy Fund is incorporated by reference to Post-Effective Amendment No. 8,filed with the SEC on August 23, 2012.

(iv)Rule 12b-1 Plan of River Rock IV Fund is incorporated by reference to Post-Effective Amendment No. 10, filed with the SEC on September 5, 2012.

(v)Rule 12b-1 Plan of Footprints Discover Value Fund is incorporated by reference to Post-Effective Amendment No. 17,filed with the SEC on November 13, 2012.

(vi)Rule 12b-1 Plan of GL Macro Performance Fund is incorporated by reference to Post-Effective Amendment No. 20,filed with the SEC on December 10, 2012.

(vii)Rule 12b-1 Plan of Persimmon Long/Short Fund is incorporated by reference to Post-Effective Amendment No. 23,filed with the SEC on December 17, 2012.

(viii) Rule 12b-1 Plan of Good Harbor U.S. Tactical Core Fund is incorporated by reference to Post-Effective Amendment No. 24, filed with the SEC on December 26, 2012.

(ix) Rule 12b-1 Plan of Momentum Investment Partners, LLC d/b/a Avatar Investment Management and Registrant, with respect to the Avatar Capital Preservation Fund, Avatar Tactical Fixed Income Fund, Avatar Absolute Return Fund and Avatar Global Opportunities Fund, to be filed by amendment.

(x) Rule 12b-1 Plan of Triumph Alternatives, LLC and Registrant, with respect to the Discretionary Managed Futures Strategy Fund, to be filed by amendment.

(xi) Rule 12-1 Plan Pinnacle Family Advisers, LLC and Registrant, with respect to the Pinnacle Tactical Allocation Fund to be filed by amendment.

(xii) Rule 18f-3 Plan is incorporated by reference to Post-Effective Amendment No. 23 filed with the SEC on December 17, 2012.  Rule 18f-3 Plan to add Avatar Capital Preservation Fund, Avatar Tactical Fixed Income Fund, Avatar Absolute Return Fund ,Avatar Global Opportunities Fund, Pinnacle Tactical Allocation Fund, Persimmon Long/Short Fund and Good Harbor U.S. Tactical Core Fund to be filed by amendment.

(11) Opinion and Consent of Counsel. To be filed by subsequent amendment.

(12) Opinion and Consent of Counsel regarding tax matters. To be filed by subsequent amendment.

(13) Other Material Contracts.

(i)Fund Services Agreement is incorporated by reference to the Registrant’s Registration Statement on Form N-1A, filed with the SEC on April 9, 2012.

(ii)Expense Limitation Agreement between Swan Wealth Advisors, Inc. and the Registrant, with respect to the Swan Defined Risk Fund, is incorporated by reference to Post-Effective Amendment No. 17, filed with the SEC on November 13, 2012.

(iii)Expense Limitation Agreement between CARF Management LLC and the Registrant, with respect to the River Rock IV Fund, is incorporated by reference to Post-Effective Amendment No. 10, filed with the SEC on September 5, 2012.

(iv)Expense Limitation Agreement between Taylor Investment Advisors, LP and the Registrant, with respect to the Taylor Xplor Managed Futures Strategy Fund, is incorporated by reference to Post-Effective Amendment No. 8, filed with the SEC on August 23, 2012.

(v)Expense Limitation Agreement between Footprints Asset Management & Research, Inc., and Registrant, with respect to the Footprints Discover Value Fund, is incorporated by reference to Post-Effective Amendment No. 17, filed with the SEC on November 13, 2012.

(vi)Expense Limitation Agreement between GL Capital Partners, LLC, and Registrant, with respect to the GL Macro Performance Fund, is incorporated by reference to Post-Effective Amendment No. 20, filed with the SEC on December 10, 2012.

(vii)Expense Limitation Agreement between Persimmon Capital Management, LLC, and Registrant, with respect to the Persimmon Long/Short Fund, is incorporated by reference to Post-Effective Amendment No. 23, filed with the SEC on December 17, 2012.

(viii)Expense Limitation Agreement between Good Harbor Financial, LLC and Registrant, with respect to the Good Harbor U.S. Tactical Core Fund, is incorporated by reference to Post-Effective Amendment No. 24, filed with the SEC on December 26, 2012.

(ix)Expense Limitation Agreement between Spectrum Advisory Services, Inc. and Registrant, with respect to the Marathon Value Portfolio, to be filed by amendment.

(x)Expense Limitation Agreement between Momentum Investment Partners, LLC d/b/a Avatar Investment Management and Registrant, with respect to the Avatar Capital Preservation Fund, Avatar Tactical Fixed Income Fund, Avatar Absolute Return Fund and Avatar Global Opportunities Fund, to be filed by amendment.

(xi) Expense Limitation Agreement between Triumph Alternatives, LLC and Registrant, with respect to the Discretionary Managed Futures Strategy Fund, to be filed by amendment.

(xii) Expense Limitation Agreement between Pinnacle Family Advisers, LLC and Registrant, with respect to the Pinnacle Tactical Allocation Fund to be filed by amendment.

(14) Other Opinions. Consent of Auditors will be filed by subsequent amendment.

(15) Omitted Financial Statements. None.

(16) Powers of Attorney. None.

(17) Other.

(i) Prospectus and Statement of Additional Information of the Marathon Value Portfolio(Unified Series Trust) is incorporated by reference to Post-Effective Amendment No. 220 of the Unified Series Trust’s Registration Statement on Form N-1A,filed with the SEC on February 29, 2012.

(ii) Audited Annual Financial Report for the Marathon Value Portfolio (Unified Series Trust) for the fiscal year ended October 31, 2012 is incorporated by reference to the Unified Series Trust’s Form N-CSR, filed with the SEC on January 9,  2013 ..

(iii)Proxy Card is to be filed by subsequent amendment.

ITEM 17.  UNDERTAKINGS.

(1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 to be signed below on its behalf by the undersigned, duly authorized, in the City of Hauppauge and State of New York on February 4, 2013.

Northern Lights Fund Trust III

By:    /s/ Andrew Rogers

Andrew Rogers

President

As required by the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 2 to the Registration Statement has been signed below on February 4, 2013, by the following persons in the capacities indicated:

Name	Title	Date
/s/ Andrew Rogers Andrew Rogers	President	February 4, 2013
/s/ Kevin E. Wolf Kevin E. Wolf	Treasurer	February 4, 2013
_______________________ Mark H. Taylor	Independent Trustee	___________, 2013
/s/ Jerry Vincentini Jerry Vincentini	Independent Trustee	___________, 2013
/s/ Anthony M. Payne Anthony M. Payne	Independent Trustee	February 2, 2013
_______________________ James U. Jensen	Independent Trustee	___________, 2013
/s/ John V. Palancia John V. Palancia	Independent Trustee	February 1, 2013

INDEX TO EXHIBITS

Exhibit Number	Description
(4)	Form of Agreement and Plan of Reorganization.